Eaton Vance
Global Macro Absolute Return Advantage Fund
January 31, 2026 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $4,251,017,880 and the Fund owned 61.6% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 3.278%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$376	$ 34,997
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.788%, (6.486% - 30-day SOFR Average), 10/25/40(2)	869	65,770
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,871	38,924,268
Total Collateralized Mortgage Obligations (identified cost $40,353,444)		$ 39,025,035

Common Stocks — 13.0%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina SA ADR	116,700	$ 2,359,674
Banco Macro SA ADR(5)	67,600	6,888,440
Central Puerto SA ADR(5)	75,200	1,242,304
Corp. America Airports SA(5)	26,800	794,352
Cresud SA ADR(5)	30,152	407,354
Empresa Distribuidora Y Comercializadora Norte ADR(5)	14,900	456,536
Grupo Financiero Galicia SA ADR(5)	188,100	10,366,191
Grupo Supervielle SA ADR(5)	96,700	1,180,707
IRSA Inversiones y Representaciones SA ADR(5)	24,006	417,704
Loma Negra Cia Industrial Argentina SA ADR(5)	39,800	458,894
Pampa Energia SA ADR(5)	29,800	2,581,872
Telecom Argentina SA ADR	67,000	904,500
Transportadora de Gas del Sur SA, Class B ADR(5)	53,300	1,699,737
Vista Energy SAB de CV ADR(5)	57,900	3,502,371
YPF SA ADR(5)	145,200	5,777,508
		$ 39,038,144
Australia — 0.1%
Anglogold Ashanti PLC	90,500	$ 8,158,351
		$ 8,158,351
Austria — 0.1%
Raiffeisen Bank International AG	88,500	$ 4,460,883
		$ 4,460,883
Security	Shares	Value
Belgium — 0.1%
Cenergy Holdings SA	154,785	$ 3,555,818
		$ 3,555,818
Brazil — 0.0%†
Adecoagro SA	26,600	$ 235,676
Arcos Dorados Holdings, Inc., Class A	113,400	927,612
		$ 1,163,288
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	10,954,272	$ 14,415,107
		$ 14,415,107
Canada — 0.1%
Amaroq Ltd.(5)	2,275,400	$ 4,277,942
Lithium Argentina AG(5)	106,400	716,072
		$ 4,994,014
Chile — 0.7%
Banco de Chile	17,180,700	$ 3,784,622
Banco de Credito e Inversiones SA	84,500	6,279,805
Banco Santander Chile	60,613,000	5,331,349
Cencosud SA	1,647,000	5,511,310
Empresas CMPC SA	800,000	1,199,358
Empresas COPEC SA	283,000	2,412,482
Enel Americas SA	4,807,000	453,815
Enel Chile SA	20,935,000	1,774,911
Falabella SA	464,800	3,607,555
Latam Airlines Group SA	179,820,000	5,834,803
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(5)	114,000	8,777,667
		$ 44,967,677
China — 0.0%†
Shimao Group Holdings Ltd.(5)	890,714	$ 26,046
Times China Holdings Ltd.(5)	2,345,326	28,082
		$ 54,128
Cyprus — 1.3%
Bank of Cyprus Holdings PLC(6)	600,000	$ 6,606,108
Bank of Cyprus Holdings PLC(6)	7,363,124	81,240,376
		$ 87,846,484
Georgia — 0.3%
Georgia Capital PLC(5)	490,372	$ 22,674,785
		$ 22,674,785

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece — 1.1%
Alpha Bank SA	1,906,446	$ 9,126,080
Athens International Airport SA	49,792	668,151
Eurobank SA	2,009,502	9,820,387
GEK TERNA SA	48,400	1,905,106
Hellenic Telecommunications Organization SA	157,239	2,949,083
Helleniq Energy Holdings SA	31,700	341,163
Ideal Holdings SA	88,382	649,437
JUMBO SA	129,284	3,833,380
LAMDA Development SA(5)	39,874	334,786
Metlen Energy & Metals PLC(5)	110,384	6,020,426
Motor Oil (Hellas) Corinth Refineries SA	66,009	2,657,718
National Bank of Greece SA	600,246	10,597,005
OPAP SA	116,414	2,347,740
Optima bank SA	300,354	3,082,632
Piraeus Bank SA	805,851	8,128,881
Public Power Corp. SA	243,910	5,765,083
Qualco Group SA(5)	205,222	1,470,142
Titan SA	44,160	2,963,197
		$ 72,660,397
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	88,416	$ 548,488
MOL Hungarian Oil & Gas PLC	144,596	1,765,943
OTP Bank Nyrt	127,033	15,984,811
Richter Gedeon Nyrt	44,877	1,501,446
		$ 19,800,688
Iceland — 0.8%
Arion Banki Hf.(3)	7,000,132	$ 11,428,717
Eik fasteignafelag Hf.	11,971,940	1,353,274
Eimskipafelag Islands Hf.	809,063	1,720,610
Festi Hf.	1,655,642	4,714,193
Hagar Hf.	6,527,976	6,667,249
Hampidjan Hf.	1,332,529	1,218,759
Heimar Hf.	9,470,888	2,847,277
Icelandair Group Hf.(5)	237,092,219	1,549,072
Islandsbanki Hf.	11,449,130	13,546,752
Kaldalon Hf.(5)	1,524,500	336,145
Kvika banki Hf.	24,176,345	3,685,745
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,749,205
Reitir fasteignafelag Hf.	3,221,540	3,364,063
Siminn Hf.	15,606,618	1,987,473
Sjova-Almennar Tryggingar Hf.	959,500	347,958
Skagi Hf.	9,151,064	1,458,388
		$ 57,974,880
Security	Shares	Value
India — 1.0%
Ambuja Cements Ltd.	243,200	$ 1,351,910
Apollo Hospitals Enterprise Ltd.	18,800	1,423,709
Asian Paints Ltd.	47,900	1,264,862
Bharti Airtel Ltd.	65,200	1,398,342
Dabur India Ltd.	245,800	1,354,399
DLF Ltd.	211,900	1,467,227
Fortis Healthcare Ltd.	148,500	1,376,429
HDFC Asset Management Co. Ltd.(3)	51,700	1,415,565
HDFC Bank Ltd.	138,800	1,403,444
HDFC Life Insurance Co. Ltd.(3)	174,800	1,390,300
Hero MotoCorp Ltd.	23,200	1,397,388
Hindustan Aeronautics Ltd.(7)	19,900	999,816
Hindustan Unilever Ltd.	51,700	1,334,768
ICICI Bank Ltd.	93,000	1,371,064
ICICI Prudential Life Insurance Co. Ltd.(3)	194,500	1,347,120
Infosys Ltd.	321,287	5,746,629
ITC Ltd.	399,900	1,401,823
Jindal Steel Ltd.	120,800	1,480,215
JSW Steel Ltd.	110,700	1,455,111
Kwality Wall's India Ltd.(5)	38,500	15,988
Lodha Developers Ltd.(3)	139,200	1,472,372
Marico Ltd.	171,000	1,359,397
Maruti Suzuki India Ltd.	8,400	1,334,493
Max Healthcare Institute Ltd.	127,100	1,323,511
Muthoot Finance Ltd.	32,900	1,370,973
Nippon Life India Asset Management Ltd.(3)	155,200	1,482,876
Oberoi Realty Ltd.	87,900	1,426,637
One 97 Communications Ltd.(5)	109,400	1,354,938
Persistent Systems Ltd.	87,600	5,759,944
Reliance Industries Ltd.	93,500	1,420,725
SBI Life Insurance Co. Ltd.(3)	62,200	1,353,007
State Bank of India	121,300	1,421,714
Tata Consultancy Services Ltd.	170,400	5,794,975
Tata Steel Ltd.	691,100	1,442,573
TVS Motor Co. Ltd.	35,900	1,437,052
UltraTech Cement Ltd.	10,400	1,437,408
Varun Beverages Ltd.	271,600	1,391,224
Wipro Ltd.	2,332,200	6,017,523
		$ 68,997,451
Italy — 0.1%
Wizz Air Holdings PLC(3)(5)	233,438	$ 4,527,616
		$ 4,527,616
Luxembourg — 0.1%
Alvotech SA(5)	593,154	$ 3,104,404

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg (continued)
Reinet Investments SCA	22,900	$ 789,385
		$ 3,893,789
Nigeria — 0.1%
Access Holdings PLC	24,607,531	$ 401,576
Fidelity Bank PLC	7,594,240	101,875
First HoldCo PLC	57,722,000	1,872,183
Guaranty Trust Holding Co. PLC	14,809,316	1,057,417
Nigerian Breweries PLC(5)	2,078,768	117,762
Transnational Corp. of Nigeria PLC	3,836,054	126,794
United Bank for Africa PLC	58,876,000	1,881,935
Zenith Bank PLC	43,000,662	2,216,932
		$ 7,776,474
Philippines — 0.3%
Ayala Corp.	172,120	$ 1,479,080
Ayala Land, Inc.	5,524,300	1,991,896
Bank of the Philippine Islands	1,414,230	2,978,971
BDO Unibank, Inc.	1,536,582	3,521,747
International Container Terminal Services, Inc.	577,470	6,324,995
SM Investments Corp.	336,590	4,000,529
SM Prime Holdings, Inc.	9,456,900	3,462,719
		$ 23,759,937
Poland — 0.3%
Budimex SA	22,400	$ 4,330,207
Grupa Kety SA	14,200	4,074,977
LPP SA	800	4,418,023
Powszechna Kasa Oszczednosci Bank Polski SA	169,900	4,419,246
		$ 17,242,453
Puerto Rico — 0.2%
Liberty Latin America Ltd., Class C(5)	2,166,900	$ 16,858,482
		$ 16,858,482
Romania — 0.0%†
NEPI Rockcastle NV	102,100	$ 929,786
		$ 929,786
Slovenia — 0.4%
Nova Ljubljanska Banka DD GDR(7)	646,588	$ 28,154,102
		$ 28,154,102
South Africa — 0.7%
Absa Group Ltd.	151,800	$ 2,391,998
Security	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd.	57,900	$ 385,223
Bid Corp. Ltd.	57,600	1,438,996
Bidvest Group Ltd.	54,800	792,938
Capitec Bank Holdings Ltd.	15,500	4,161,651
Clicks Group Ltd.	40,100	798,896
Discovery Ltd.	92,700	1,351,633
FirstRand Ltd.	881,200	5,026,237
Gold Fields Ltd.	65,760	3,252,137
Harmony Gold Mining Co. Ltd.	109,500	2,326,718
Impala Platinum Holdings Ltd.	156,900	2,924,497
Kumba Iron Ore Ltd.	5,700	126,440
MTN Group Ltd.	307,700	3,416,878
Nedbank Group Ltd.	81,700	1,337,932
Old Mutual Ltd.	691,200	663,367
OUTsurance Group Ltd.	152,500	673,086
Pepkor Holdings Ltd.(3)	637,800	1,042,149
Remgro Ltd.	82,500	933,633
Sanlam Ltd.	312,800	1,959,578
Sasol Ltd.(5)	91,500	646,290
Shoprite Holdings Ltd.	87,600	1,445,312
Sibanye Stillwater Ltd.(5)	492,100	2,141,819
Standard Bank Group Ltd.	229,600	4,219,581
Valterra Platinum Ltd.	47,700	4,285,756
Vodacom Group Ltd.	114,900	1,059,879
Woolworths Holdings Ltd.	143,000	480,091
		$ 49,282,715
South Korea — 1.3%
CJ CheilJedang Corp.	4,157	$ 614,763
Coway Co. Ltd.(5)	20,211	1,169,412
Cuckoo Holdings Co. Ltd.(5)	121,882	2,294,521
GS Holdings Corp.	26,011	1,238,925
GS Retail Co. Ltd.	165,671	2,546,093
Hana Financial Group, Inc.	72,326	5,025,361
Hyundai Department Store Co. Ltd.	37,242	2,420,222
Hyundai Mobis Co. Ltd.	28,834	9,009,379
Industrial Bank of Korea	208,150	3,197,997
Kakao Corp.	119,298	5,070,677
Kangwon Land, Inc.	61,870	748,287
KB Financial Group, Inc.	78,650	7,361,576
KT&G Corp.	40,037	4,281,881
LG Uplus Corp.	126,528	1,405,682
Meritz Financial Group, Inc.	37,034	2,994,392
NAVER Corp.	26,513	5,039,635
Orion Holdings Corp.	182,088	2,636,194
Samsung C&T Corp.	50,940	10,618,675

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	7,019	$ 2,440,338
Samsung Life Insurance Co. Ltd.	36,252	4,720,210
Shinhan Financial Group Co. Ltd.	111,326	6,506,306
Shinsegae, Inc.	15,470	3,427,337
SK Telecom Co. Ltd.	59,240	2,985,457
Woori Financial Group, Inc.	209,694	4,386,559
		$ 92,139,879
Switzerland — 0.0%†
Oculis Holding AG(5)	109,990	$ 3,137,148
		$ 3,137,148
Turkey — 0.6%
Akbank TAS	5,457,755	$ 11,674,464
Anadolu Efes Biracilik Ve Malt Sanayii AS	622,200	275,296
Aselsan Elektronik Sanayi Ve Ticaret AS	397,600	2,782,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	118,900	436,917
BIM Birlesik Magazalar AS	128,200	1,956,422
Destek Finans Faktoring AS(5)	23,900	439,672
Eregli Demir ve Celik Fabrikalari TAS	1,037,700	671,765
Ford Otomotiv Sanayi AS	208,700	545,506
Gubre Fabrikalari TAS(5)	25,300	280,078
Haci Omer Sabanci Holding AS	333,000	837,966
Kiler Holding AS(5)	98,550	1,337,055
KOC Holding AS	223,500	1,068,960
Migros Ticaret AS	27,100	396,935
MLP Saglik Hizmetleri AS(3)(5)	26,600	288,259
Pasifik Eurasia Lojistik Dis Ticaret AS(5)	97,100	331,578
Pegasus Hava Tasimaciligi AS(5)	38,200	179,367
TAV Havalimanlari Holding AS(5)	56,300	450,833
Tofas Turk Otomobil Fabrikasi AS	36,700	275,971
Turk Altin Isletmeleri AS(5)	270,200	337,284
Turk Hava Yollari AO	164,000	1,147,117
Turkcell Iletisim Hizmetleri AS	359,500	968,889
Turkiye Is Bankasi AS, Class C	18,323,538	7,043,908
Turkiye Petrol Rafinerileri AS	283,800	1,599,235
Turkiye Sise ve Cam Fabrikalari AS	336,200	353,131
Yapi ve Kredi Bankasi AS(5)	6,585,278	6,219,732
		$ 41,898,506
United Arab Emirates — 0.0%†
Kyivstar Group Ltd.(5)	272,400	$ 3,091,740
		$ 3,091,740
Security	Shares	Value
United States — 0.0%†
JBT Marel Corp.(6)	10,075	$ 1,584,898
JBT Marel Corp.(6)	8,125	1,266,360
		$ 2,851,258
Vietnam — 2.2%
Asia Commercial Bank JSC	4,633,700	$ 4,315,591
Bank for Foreign Trade of Vietnam JSC	1,915,167	5,213,856
Bank for Investment & Development of Vietnam JSC	3,339,500	6,944,978
Binh Minh Plastics JSC	334,600	2,105,921
Coteccons Construction JSC	1,561,770	4,630,052
Duc Giang Chemicals JSC	320,200	846,074
FPT Corp.	2,237,067	9,007,702
FPT Digital Retail JSC(5)	717,000	4,689,490
Gemadept Corp.	1,716,400	4,541,175
Hoa Phat Group JSC(5)	5,620,415	5,808,514
IDICO Corp. JSC	1,239,555	2,292,165
Khang Dien House Trading & Investment JSC(5)	2,691,603	2,854,140
KIDO Group Corp.	62,877	121,095
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,567,254
Masan Group Corp.(5)	1,882,640	6,101,417
Military Commercial Joint Stock Bank	5,066,912	5,328,273
Mobile World Investment Corp.	3,423,800	12,298,190
Nam Long Investment Corp.	4,585,392	5,218,246
PetroVietnam Gas JSC	1,609,000	7,257,942
Phat Dat Real Estate Development Corp.(5)	914,112	630,044
Phu Nhuan Jewelry JSC	660,866	3,411,168
Refrigeration Electrical Engineering Corp.	1,136,530	2,913,461
Saigon Beer Alcohol Beverage Corp.	1,603,300	3,092,063
Saigon Thuong Tin Commercial JSB(5)	1,609,900	3,915,705
SSI Securities Corp.	4,638,951	5,586,981
Techcom Securities JSC(5)	2,597,536	5,659,262
Vietnam Dairy Products JSC	3,484,296	9,516,668
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,290,592	1,932,020
Vietnam Prosperity JSC Bank	1,777,200	1,921,626
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	4,883,148
Vingroup JSC(5)	1,752,104	9,540,101
Vinh Hoan Corp.	695,100	1,731,816
VP Bank Securities Ltd. Co.(5)	2,455,448	2,622,351
		$ 150,498,489
Total Common Stocks (identified cost $677,288,421)		$ 896,804,469

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(3)	USD	4,538	$ 769,884
0.00%, 6/23/28(3)	USD	3,353	821,023
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	4,149	34,933
0.00%, 3/30/27(3)	USD	860	8,600
Total Convertible Bonds (identified cost $1,965,321)			$ 1,634,440

Credit Linked Notes — 3.7%
Security	Principal Amount (000's omitted)		Value
Egypt — 3.6%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 2/19/26(8)	EGP	1,356,100	$ 28,742,313
0.00%, 3/12/26(8)	EGP	182,267	3,798,924
0.00%, 4/16/26(8)	EGP	1,683,025	34,322,604
0.00%, 4/23/26(8)	EGP	944,925	19,183,180
0.00%, 5/7/26(8)	EGP	1,488,450	29,961,715
0.00%, 7/9/26(8)	EGP	985,000	19,041,663
0.00%, 8/20/26(8)	EGP	1,490,300	28,170,325
0.00%, 10/15/26(8)	EGP	1,683,025	30,869,064
0.00%, 10/22/26(8)	EGP	1,165,425	21,299,334
0.00%, 11/5/26(8)	EGP	1,628,000	29,542,866
			$ 244,931,988
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(9)	TZS	16,461,000	$ 7,264,937
13.75%, 9/27/50(9)	TZS	5,582,000	2,280,242
			$ 9,545,179
Total Credit Linked Notes (identified cost $251,771,238)			$ 254,477,167

Foreign Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	690	$ 517,333
11.00%, 11/1/31(3)	USD	3,709	2,781,171
			$ 3,298,504
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(7)	USD	4,102	$ 4,144,557
			$ 4,144,557
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(10)	USD	2,385	$ 131,008
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(11)	USD	859	25,585
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(11)	USD	1,288	35,431
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(11)	USD	1,288	28,989
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(3)(11)	USD	4,762	178,576
Times China Holdings Ltd.:
4.00%, 3/30/29(3)(11)	USD	915	14,874
4.20%, 9/30/32(3)(11)	USD	3,394	50,917
			$ 465,380
Georgia — 0.4%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(12)(13)	USD	13,954	$ 14,690,791
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	13,436,818
			$ 28,127,609
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(13)	EUR	12,633	$ 15,267,800
6.875% to 5/8/30, 11/8/35(7)(13)	EUR	1,564	1,970,734
			$ 17,238,534
Iceland — 0.0%
Wow Air Hf.:
0.00%(10)(12)(14)	EUR	121	$ 0

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland (continued)
Wow Air Hf.: (continued)
0.00%, (3 mo. EURIBOR + 9.00%)(10)(12)(14)	EUR	5,500	$ 0
			$ 0
India — 0.4%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 28,800,114
			$ 28,800,114
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 19,514,285
ForteBank JSC:
7.75%, 2/4/30(3)	USD	17,440	18,076,953
9.75% to 11/3/30(7)(12)(13)	USD	17,500	17,614,800
			$ 55,206,038
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(10)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(10)	USD	2,697	20,227
			$ 61,794
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(7)	USD	9,890	$ 9,932,621
			$ 9,932,621
Supranational — 0.2%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,575,295
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	9,049,801
17.35%, 3/1/27(7)	USD	1,940	1,996,532
			$ 16,621,628
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	800,000	$ 4,956,205
			$ 4,956,205
Ukraine — 0.4%
Kernel Holding SA, 6.75%, 10/27/27(7)	USD	5,284	$ 5,201,794
MHP Lux SA:
6.25%, 9/19/29(3)	USD	2,676	2,436,436
6.25%, 9/19/29(7)	USD	5,868	5,342,679
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
MHP Lux SA: (continued)
10.50%, 7/28/29(7)	USD	15,200	$ 15,650,329
			$ 28,631,238
Uzbekistan — 2.3%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	$ 12,738,020
20.50%, 4/25/27(7)	UZS	234,440,000	20,104,208
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	27,531	30,219,942
20.75%, 9/15/28	UZS	584,720,000	48,953,218
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(12)(13)	USD	27,400	28,485,161
19.95%, 4/25/28(7)	UZS	211,050,000	18,438,998
21.00%, 7/24/27(7)	UZS	10,000,000	879,540
			$ 159,819,087
Venezuela — 1.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(10)	USD	27,368	$ 8,005,111
6.00%, 10/28/22(7)(10)	USD	67,215	18,336,184
6.00%, 5/16/24(7)(10)	USD	20,312	6,205,181
6.00%, 11/15/26(7)(10)	USD	9,007	2,724,495
8.50%, 10/20/27	USD	252	286,710
8.50%, 10/20/27	USD	28,407	32,383,980
9.00%, 11/17/21(7)(10)	USD	22,680	8,164,639
9.75%, 5/17/35(7)(10)	USD	32,279	12,023,936
12.75%, 2/17/22(7)(10)	USD	39,451	15,267,653
			$ 103,397,889
Total Foreign Corporate Bonds (identified cost $418,251,656)			$ 460,701,198

Insurance Linked Securities — 2.4%
Security	Shares	Value
Reinsurance Side Cars — 1.7%
Beacon RE(5)(14)(15)(16)	7,234,241	$ 7,234,241
Beacon RE(5)(14)(15)(16)	18,765,759	18,765,759
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(3)(14)(15)(16)	21,948	28,819
Series 2022B, 0.00%, 3/20/26(3)(14)(15)(16)	18,431	49,005
Series 2024A, 0.00%, 3/17/28(3)(14)(15)(16)	136,842	805,412
Series 2025A, 0.00%, 3/19/30(3)(14)(15)(16)	18,000,000	20,435,400

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Reinsurance Side Cars (continued)
Mt. Logan Re Ltd.:
Participating Units(5)(14)(15)(16)	23,000,000	$ 23,167,900
Series A-1(14)(16)(17)	8,600	12,030,546
PartnerRe Ltd.(5)(14)(16)	32	32,028,041
		$ 114,545,123
Segregated Account/Funds — 0.7%
1863 Fund Ltd. - Core Nat Cat Fund(5)(14)(16)	26,352	$ 33,769,980
PartnerRe ILS Fund SAC Ltd.(5)(14)(16)(17)	13,000,000	17,686,500
		$ 51,456,480
Total Insurance Linked Securities (identified cost $148,778,420)		$ 166,001,603

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(14)(18)	UZS	165,770,905	$ 13,596,399
Total Loan Participation Notes (identified cost $14,150,357)			$ 13,596,399

Senior Floating-Rate Loans — 2.6%(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 1.2%
Provincia De Neuquen:
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,423	$ 2,447,522
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,986	2,005,376
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,335	2,358,178
VMOS SA:
Term Loan, 9.075% - 9.12%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	30,976	31,099,502
Term Loan, 7/8/30(20)	46,314	46,499,658
		$ 84,410,236
Borrower/Description	Principal Amount (000's omitted)	Value
Suriname — 1.4%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(20)	$91,201	$ 91,201,121
Term Loan, 9.167% - 9.168%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	6,799	6,820,635
		$ 98,021,756
Total Senior Floating-Rate Loans (identified cost $182,069,217)		$ 182,431,992

Sovereign Government Bonds — 57.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 34,753,050
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,145,388
3.90%, 1/22/30	ALL	315,900	3,910,206
4.05%, 2/7/32	ALL	732,800	9,145,077
4.30%, 7/10/27	ALL	805,900	9,996,038
4.70%, 2/23/27	ALL	197,200	2,448,012
4.95%, 7/22/29	ALL	2,338,600	30,082,450
5.25%, 1/26/29	ALL	1,230,400	15,937,360
5.25%, 1/23/35	ALL	345,600	4,619,797
5.59%, 2/19/40	ALL	237,700	3,212,831
6.13%, 7/25/34	ALL	83,800	1,118,515
			$ 116,368,724
Angola — 1.9%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	15,279	$ 13,258,587
9.244%, 1/15/31(7)(21)	USD	26,943	27,145,698
9.375%, 5/8/48(7)	USD	24,127	21,531,394
9.875%, 10/15/35(7)(21)	USD	71,842	72,385,199
			$ 134,320,878
Argentina — 0.6%
Provincia de Cordoba:
8.60%, 2/3/35(3)(22)	USD	10,617	$ 10,419,774
9.75%, 7/2/32(3)	USD	19,296	20,188,440
9.75%, 7/2/32(7)	USD	8,044	8,416,035
			$ 39,024,249

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia — 2.4%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	4,709,162	$ 12,798,105
9.00%, 4/29/26	AMD	592,250	1,571,364
9.00%, 10/29/35	AMD	29,921,394	82,595,792
9.25%, 4/29/28	AMD	4,274,790	11,692,164
9.60%, 10/29/33	AMD	15,725,240	44,936,850
9.75%, 10/29/50	AMD	1,586,875	4,595,894
9.75%, 10/29/52	AMD	1,720,950	4,962,913
12.50%, 10/29/37	AMD	1,713,480	5,880,933
			$ 169,034,015
Benin — 0.8%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	5,381	$ 6,260,054
4.95%, 1/22/35(7)	EUR	19,891	22,242,130
6.875%, 1/19/52(7)	EUR	11,636	12,752,923
7.96%, 2/13/38(7)	USD	2,237	2,338,782
Benin Sukuk SA, 6.20%, 1/29/33(3)	USD	9,600	9,558,476
			$ 53,152,365
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	1,729	$ 1,639,835
			$ 1,639,835
Brazil — 1.7%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(23)	BRL	144,622	$ 116,068,370
			$ 116,068,370
Congo — 1.4%
Congolese International Bonds, 9.875%, 11/7/32(7)	USD	100,254	$ 93,549,144
			$ 93,549,144
Ecuador — 0.0%†
Ecuador Government International Bonds, 0.00%, 7/31/30(7)	USD	332	$ 280,295
			$ 280,295
Egypt — 4.7%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 153,257,824
24.458%, 10/1/27	EGP	6,921,729	151,024,763
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
25.318%, 8/13/27	EGP	980,209	$ 21,521,509
			$ 325,804,096
Ethiopia — 1.2%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(10)	USD	78,039	$ 82,791,575
			$ 82,791,575
Gabon — 0.4%
Gabon Government International Bonds:
6.625%, 2/6/31(7)	USD	12,349	$ 10,557,327
7.00%, 11/24/31(7)	USD	5,184	4,352,690
9.50%, 2/18/29(7)	USD	13,839	13,060,121
			$ 27,970,138
Georgia — 0.4%
Georgia Government International Bonds, 5.125%, 1/28/31(7)	USD	28,358	$ 27,984,476
			$ 27,984,476
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,281	$ 394,306
13.00%, 8/28/28	GHS	14,277	1,277,206
Republic of Ghana Government Bonds:
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,710	433,733
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	617,769
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	12,956	830,072
			$ 3,553,086
Hungary — 0.4%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	7,540,470	$ 16,059,513
3.00%, 4/25/41	HUF	2,999,110	5,972,147
4.00%, 4/28/51	HUF	1,590,950	3,147,907
			$ 25,179,567
India — 2.3%
India Government Bonds:
7.09%, 8/5/54	INR	2,564,500	$ 26,866,760
7.24%, 8/18/55	INR	10,279,700	110,773,231
7.30%, 6/19/53	INR	2,010,910	21,685,999
			$ 159,325,990

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	3,628	$ 3,595,744
			$ 3,595,744
Kazakhstan — 3.5%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	15,551,379	$ 24,639,249
5.50%, 9/20/28	KZT	84,294	130,092
5.50%, 4/24/32	KZT	17,761,889	21,421,638
7.22%, 12/10/28	KZT	11,841,259	18,806,317
7.68%, 8/13/29	KZT	15,393,637	23,746,319
8.44%, 5/10/31	KZT	6,512,693	9,574,212
8.66%, 4/4/33	KZT	12,486,696	17,446,364
10.55%, 7/28/29	KZT	4,438,057	7,489,517
10.69%, 8/23/33	KZT	3,558,449	5,510,066
14.00%, 5/12/31	KZT	13,820,559	25,454,638
14.00%, 5/19/32	KZT	126,440	232,830
14.00%, 2/13/35	KZT	16,005,729	29,055,688
14.45%, 6/5/33	KZT	5,379,480	10,034,384
14.50%, 3/6/34	KZT	2,368,251	4,420,489
14.60%, 3/6/32	KZT	380,338	718,056
16.95%, 10/9/30	KZT	20,410,570	41,467,111
			$ 240,146,970
Lebanon — 1.6%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(10)	USD	58,978	$ 17,281,291
6.00%, 1/27/23(7)(10)	USD	15,424	4,530,222
6.10%, 10/4/22(7)(10)	USD	46,666	13,675,471
6.15%, 6/19/20(7)(10)	USD	13,831	4,043,839
6.20%, 2/26/25(7)(10)	USD	7,871	2,321,109
6.25%, 5/27/22(7)(10)	USD	5,922	1,727,447
6.25%, 11/4/24(7)(10)	USD	6,315	1,853,595
6.25%, 6/12/25(7)(10)	USD	4,331	1,275,479
6.375%, 3/9/20(7)(10)	USD	1,502	441,644
6.40%, 5/26/23(7)(10)	USD	50,759	14,934,567
6.60%, 11/27/26(7)(10)	USD	8,656	2,539,831
6.65%, 4/22/24(7)(10)	USD	22,642	6,615,709
6.65%, 11/3/28(7)(10)	USD	5,459	1,613,058
6.65%, 2/26/30(7)(10)	USD	2,249	663,501
6.75%, 11/29/27(7)(10)	USD	12,828	3,794,266
6.85%, 3/23/27(7)(10)	USD	2,075	609,077
6.85%, 5/25/29(7)(10)	USD	38,088	11,299,300
7.00%, 12/3/24(7)(10)	USD	3,858	1,137,145
7.00%, 3/20/28(7)(10)	USD	18,624	5,501,064
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
7.00%, 4/22/31(7)(10)	USD	23,417	$ 6,865,692
7.00%, 3/23/32(7)(10)	USD	4,011	1,202,498
7.05%, 11/2/35(7)(10)	USD	4,499	1,338,452
7.25%, 3/23/37(7)(10)	USD	12,191	3,639,327
8.20%, 5/17/33(7)(10)	USD	4,499	1,334,992
8.25%, 4/12/21(7)(10)	USD	2,326	694,893
			$ 110,933,469
Mexico — 2.5%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,206,702	$ 173,335,862
			$ 173,335,862
Mongolia — 0.3%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,500,176
6.625%, 2/25/30(7)	USD	18,800	19,584,715
7.875%, 6/5/29(7)	USD	1,400	1,508,729
			$ 23,593,620
Montenegro — 0.8%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	45,190	$ 55,136,161
			$ 55,136,161
New Zealand — 5.6%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(21)(23)	NZD	90,764	$ 52,170,898
2.75%, 4/15/37(7)(21)	NZD	56,655	28,339,653
4.25%, 5/15/34(21)	NZD	95,188	56,593,497
4.25%, 5/15/36(21)	NZD	170,000	99,345,302
4.50%, 5/15/35(21)	NZD	135,850	81,594,823
5.00%, 5/15/54(21)	NZD	4,140	2,416,635
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(21)(23)	NZD	108,405	66,786,833
			$ 387,247,641
Nigeria — 1.2%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	84,305,690	$ 62,100,639
18.50%, 2/21/31	NGN	6,546,679	4,946,723
19.00%, 2/21/34	NGN	24,574,020	19,244,661
			$ 86,292,023

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 1.0%
Paraguay Government International Bonds:
7.90%, 2/9/31(3)	PYG	163,447,000	$ 23,966,323
7.90%, 2/9/31(7)	PYG	95,743,000	14,038,848
8.50%, 3/4/35(3)	PYG	200,346,000	29,640,481
			$ 67,645,652
Poland — 2.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	542,587	$ 141,522,617
			$ 141,522,617
Romania — 3.9%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	4,160	$ 4,528,097
2.00%, 4/14/33(7)	EUR	3,331	3,300,777
2.625%, 12/2/40(7)	EUR	9,927	8,177,108
2.75%, 4/14/41(7)	EUR	14,493	12,016,282
2.875%, 4/13/42(7)	EUR	6,327	5,195,453
3.375%, 1/28/50(7)	EUR	2,081	1,673,866
3.75%, 2/7/34(7)	EUR	691	755,798
3.875%, 10/29/35(7)	EUR	9,778	10,461,367
4.625%, 4/3/49(7)(21)	EUR	18,721	18,519,615
5.125%, 6/15/48(7)	USD	2,030	1,703,269
5.625%, 2/22/36(7)	EUR	14,815	17,965,722
5.625%, 5/30/37(7)	EUR	16,711	20,003,743
5.75%, 3/24/35(7)	USD	6,156	6,120,064
5.875%, 7/11/32(7)	EUR	8,123	10,309,098
6.00%, 5/25/34(7)	USD	2,030	2,070,467
6.00%, 9/24/44(7)(21)	EUR	17,538	21,018,863
6.125%, 10/7/37(7)(21)	EUR	31,140	38,477,226
6.25%, 9/10/34(7)(21)	EUR	9,693	12,402,486
6.50%, 10/7/45(7)(21)	EUR	22,140	27,427,338
6.75%, 7/11/39(7)(21)	EUR	23,022	29,428,943
7.50%, 2/10/37(7)(21)	USD	14,584	16,244,475
7.625%, 1/17/53(7)	USD	4,064	4,533,378
			$ 272,333,435
Serbia — 0.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,997,458
7.00%, 10/26/31	RSD	4,260,460	47,814,635
			$ 51,812,093
Security	Principal Amount (000's omitted)		Value
South Africa — 1.6%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	811,190	$ 49,472,345
8.75%, 2/28/48	ZAR	948,189	58,002,080
			$ 107,474,425
Sri Lanka — 1.5%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 623,760
8.75%, 9/15/37(4)	LKR	242,761	614,046
8.75%, 9/15/38(4)	LKR	242,761	608,487
8.75%, 9/15/39(4)	LKR	242,761	603,565
8.75%, 9/15/40(4)	LKR	242,761	599,207
8.75%, 9/15/41(4)	LKR	242,761	595,348
8.75%, 9/15/42(4)	LKR	242,761	591,930
8.75%, 9/15/43(4)	LKR	242,761	588,903
9.00%, 10/1/32	LKR	738,000	2,241,102
9.00%, 6/1/33	LKR	200,000	596,020
9.00%, 11/1/33	LKR	6,703,000	19,872,565
9.75%, 7/1/30	LKR	6,185,000	20,082,046
10.25%, 9/15/34	LKR	2,860,000	8,933,577
10.35%, 10/15/29	LKR	505,000	1,672,953
11.00%, 10/15/28	LKR	2,911,000	9,820,228
11.00%, 9/15/29	LKR	1,770,000	5,971,740
11.00%, 12/15/29	LKR	3,190,000	10,781,169
11.00%, 5/15/30	LKR	256,000	866,572
11.00%, 10/15/30	LKR	1,175,000	3,982,745
11.25%, 3/15/31	LKR	210,000	714,807
11.50%, 12/15/32	LKR	1,320,000	4,513,556
11.75%, 6/15/29	LKR	252,000	866,546
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(3)(24)	USD	14,048	9,232,150
			$ 104,973,022
Suriname — 1.6%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(21)	USD	20,880	$ 21,636,900
8.50%, 11/6/35(3)(21)	USD	80,942	87,312,945
			$ 108,949,845
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	561	$ 566,518
			$ 566,518

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	700,000	$ 3,745,752
4.30%, 8/2/30	JPY	60,000	351,004
			$ 4,096,756
Turkey — 1.5%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	2,042,151	$ 44,127,407
27.70%, 9/27/34	TRY	1,484,436	34,152,911
38.39%, 6/16/27(4)	TRY	954,356	22,598,660
			$ 100,878,978
Uganda — 2.9%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	1,572,500	$ 417,227
14.375%, 2/3/33	UGX	11,158,600	3,012,241
15.00%, 6/18/43	UGX	55,618,000	14,619,325
15.80%, 6/23/39	UGX	480,849,800	134,251,950
16.25%, 11/8/35	UGX	165,208,000	47,993,525
			$ 200,294,268
Ukraine — 1.6%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/36(7)(24)	USD	4,588	$ 2,605,497
4.00% to 2/1/27, 2/1/32(7)(24)	USD	52,504	41,920,167
4.50% to 2/1/27, 2/1/29(7)(24)	USD	3,889	3,036,852
4.50% to 2/1/27, 2/1/34(7)(24)	USD	38,353	24,244,025
4.50% to 2/1/27, 2/1/35(7)(24)	USD	47,574	29,636,489
4.50% to 2/1/27, 2/1/36(7)(24)	USD	17,001	10,364,785
			$ 111,807,815
Uzbekistan — 1.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 19,457,074
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	43,813,255
16.25%, 10/12/26(7)	UZS	367,300,000	31,154,744
16.625%, 5/29/27(7)	UZS	60,000,000	5,152,168
			$ 99,577,241
Venezuela — 1.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(10)	USD	13,576	$ 4,481,273
7.00%, 12/1/18(7)(10)	USD	13,635	4,705,438
7.00%, 3/31/38(7)(10)	USD	1,000	385,100
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.65%, 4/21/25(7)(10)	USD	17,706	$ 6,508,726
7.75%, 10/13/19(7)(10)	USD	11,962	4,187,861
8.25%, 10/13/24(7)(10)	USD	36,491	13,505,171
9.00%, 5/7/23(7)(10)	USD	17,475	6,729,622
9.25%, 9/15/27(10)	USD	25,424	10,998,422
9.25%, 5/7/28(7)(10)	USD	8,917	3,634,528
9.375%, 1/13/34(10)	USD	1,808	786,661
11.75%, 10/21/26(7)(10)	USD	5,308	2,362,502
11.95%, 8/5/31(7)(10)	USD	11,853	5,245,961
12.75%, 8/23/22(7)(10)	USD	17,374	7,776,737
13.625%, 8/15/18(10)	USD	3,536	1,511,994
13.625%, 8/15/18(7)(10)	USD	4,253	1,818,583
			$ 74,638,579
Zambia — 0.9%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	54,785	$ 2,823,375
16.00%, 11/24/28	ZMW	34,242	1,763,149
16.10%, 1/26/31	ZMW	68,483	3,499,889
16.49%, 11/24/30	ZMW	78,755	4,077,286
16.85%, 1/26/33	ZMW	101,376	5,181,003
16.95%, 12/22/32	ZMW	69,850	3,620,972
17.00%, 11/24/32	ZMW	92,335	4,746,296
17.19%, 1/26/36	ZMW	169,856	8,680,861
17.50%, 11/24/35	ZMW	109,572	5,662,031
17.50%, 12/22/35	ZMW	77,842	4,020,288
18.79%, 1/26/41	ZMW	68,482	3,501,521
18.99%, 10/27/40	ZMW	67,555	3,490,049
18.99%, 11/24/40	ZMW	102,723	5,303,359
19.00%, 6/23/35	ZMW	34,242	1,855,130
19.00%, 8/18/35	ZMW	34,242	1,860,140
19.00%, 9/29/35	ZMW	11,985	651,938
22.50%, 11/25/34	ZMW	30,817	1,970,811
			$ 62,708,098
Total Sovereign Government Bonds (identified cost $3,637,882,585)			$3,965,607,635

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 1.3%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.4%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(25)	EUR	20,123	$ 24,529,599
			$ 24,529,599
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(25)	EUR	2,262	$ 2,681,261
			$ 2,681,261
Tanzania — 0.9%
Government of the United Republic of Tanzania:
Term Loan, 9.458%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(25)	USD	16,200	$ 16,159,500
Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(25)	USD	49,325	49,206,936
			$ 65,366,436
Total Sovereign Loans (identified cost $90,127,425)			$ 92,577,296

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(26)(27) Series 2018-3, Class A, 2.926%, 5/24/44(3)	$61,243	$ 3,539,937
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,644,033)		$ 3,539,937

Short-Term Investments — 23.5%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(28)	270,093,671	$ 270,093,671
Total Affiliated Fund (identified cost $270,093,671)		$ 270,093,671

Repurchase Agreements — 6.6%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 12/12/25 with an interest rate of 2.75%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,543,133(29)	USD	6,803	$ 6,802,928
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 0.85%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,554,330(29)	EUR	3,124	3,702,736
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,066,419(29)	EUR	1,802	2,136,296
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 11,517,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,513,240(29)	USD	13,345	13,345,324
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 6,435,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $6,991,639(29)	USD	7,457	7,456,556
Dated 1/12/26 with an interest rate of 3.15%, collateralized by USD 16,038,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $17,380,825(29)	USD	18,564	18,563,985
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 8,018,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $7,271,915(29)	USD	7,537	7,536,920
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,613,639(29)	USD	7,961	7,961,336
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,211,593(29)	USD	14,911	14,911,180
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,677,111(29)	USD	7,226	7,225,738
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $7,007,993(29)	USD	7,263	7,263,380

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 10,015,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $9,483,040(29)	USD	10,078	$ 10,077,594
Dated 1/16/26 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,888,064(29)	EUR	6,083	7,209,889
Dated 1/16/26 with an interest rate of 2.76%, collateralized by USD 10,673,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $11,198,993(29)	USD	12,314	12,313,974
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 6,258,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $6,781,968(29)	USD	7,352	7,351,523
JP Morgan Chase Bank, N.A.:
Dated 1/29/26 with an interest rate of 3.00%, collateralized by USD 11,204,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,173,165(29)	USD	12,220	12,220,296
Nomura International PLC:
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,494,545(29)	USD	3,432	3,432,099
Dated 12/11/25 with an interest rate of 3.15%, collateralized by EUR 9,724,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $10,527,170(29)	USD	10,336	10,335,558
Dated 12/11/25 with an interest rate of 3.15%, collateralized by EUR 13,578,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $16,086,895(29)	USD	16,589	16,589,190
Dated 12/11/25 with an interest rate of 3.15%, collateralized by USD 19,297,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $18,269,935(29)	USD	19,147	19,147,448
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,053,239(29)	USD	2,243	2,243,480
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 10,759,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $10,786,868(29)	USD	11,642	11,641,507
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 31,806,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $18,087,335(29)	USD	18,301	$ 18,301,172
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 40,800,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $33,193,637(29)	USD	35,129	35,128,800
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $48,968,619(29)	USD	51,806	51,806,254
Dated 1/27/26 with an interest rate of 2.80%, collateralized by USD 37,681,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $22,330,803(29)	USD	23,917	23,917,073
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $20,966,528(29)	USD	22,215	22,215,480
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 23,300,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $18,956,170(29)	USD	20,074	20,073,532
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $28,764,337(29)	USD	30,383	30,383,010
Dated 1/28/26 with an interest rate of 0.75%, collateralized by USD 8,571,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $8,787,281(29)	USD	9,258	9,258,287
Dated 1/28/26 with an interest rate of 3.00%, collateralized by USD 36,826,115 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $26,630,875(29)	USD	27,647	27,647,206
Dated 1/29/26 with an interest rate of 3.00%, collateralized by USD 2,406,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $1,739,903(29)	USD	1,822	1,822,094
Dated 1/30/26 with an interest rate of 2.80%, collateralized by USD 7,677,885 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $5,552,277(29)	USD	5,784	5,784,243
Total Repurchase Agreements (identified cost $455,595,063)			$ 455,806,088

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 11.3%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albanian Treasury Bills:
0.00%, 3/12/26	ALL	280,700	$ 3,433,817
0.00%, 1/28/27	ALL	790,730	9,375,387
			$ 12,809,204
Egypt — 2.3%
Egypt Treasury Bills:
0.00%, 2/17/26	EGP	70,350	$ 1,491,056
0.00%, 3/24/26	EGP	224,300	4,631,556
0.00%, 5/12/26	EGP	83,000	1,663,203
0.00%, 6/16/26	EGP	606,125	11,875,346
0.00%, 6/23/26	EGP	131,725	2,569,237
0.00%, 7/7/26	EGP	4,836,700	93,501,333
0.00%, 10/27/26	EGP	2,416,800	44,010,877
			$ 159,742,608
Kazakhstan — 0.7%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	27,316,791	$ 51,795,126
			$ 51,795,126
Nigeria — 8.1%
Nigeria OMO Bills:
0.00%, 2/3/26	NGN	16,579,012	$ 11,948,950
0.00%, 2/17/26	NGN	26,605,860	19,107,411
0.00%, 2/25/26	NGN	4,539,996	3,230,102
0.00%, 3/10/26	NGN	76,340,000	53,944,748
0.00%, 3/17/26	NGN	1,974,283	1,389,337
0.00%, 3/24/26	NGN	89,218,534	62,530,141
0.00%, 4/7/26	NGN	9,868,460	6,884,010
0.00%, 4/21/26	NGN	57,583,237	39,866,074
0.00%, 4/28/26	NGN	98,688,511	68,074,069
0.00%, 5/5/26	NGN	48,939,127	33,628,388
0.00%, 5/12/26	NGN	22,147,171	15,159,138
0.00%, 5/19/26	NGN	6,421,680	4,378,468
0.00%, 5/26/26	NGN	25,133,743	17,070,988
0.00%, 6/2/26	NGN	4,263,180	2,875,470
0.00%, 6/23/26	NGN	83,854,496	56,097,730
0.00%, 6/30/26	NGN	96,758,571	64,489,444
0.00%, 7/7/26	NGN	13,827,102	9,181,651
0.00%, 7/10/26	NGN	3,894,537	2,586,474
0.00%, 7/14/26	NGN	7,437,110	4,920,361
0.00%, 7/28/26	NGN	15,354,395	10,084,484
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 8/11/26	NGN	15,438,706	$ 10,069,911
0.00%, 9/22/26	NGN	15,438,704	9,852,004
0.00%, 1/12/27	NGN	80,179,724	48,608,698
			$ 555,978,051
Total Sovereign Government Securities (identified cost $748,621,528)			$ 780,324,989

U.S. Treasury Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26(30)	$42,175	$ 42,162,393
0.00%, 2/12/26(30)	3,388	3,384,624
0.00%, 3/5/26(30)	15,000	14,953,516
0.00%, 3/19/26(30)	52,700	52,461,543
Total U.S. Treasury Obligations (identified cost $112,958,261)		$ 112,962,076
Total Short-Term Investments (identified cost $1,587,268,523)		$1,619,186,824

Total Purchased Options and Swaptions — 0.5% (identified cost $45,585,318)	$ 36,385,229
Total Investments — 112.1% (identified cost $7,115,135,958)	$7,731,969,224
Less Unfunded Loan Commitments — (1.7)%	$ (114,615,521)
Net Investments — 110.4% (identified cost $7,000,520,437)	$7,617,353,703
Total Written Options — (0.1)% (premiums received $6,432,231)	$ (4,772,929)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (8.3)%
Exchange-Traded Funds — (2.3)%
Security	Shares	Value
United States — (2.3)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (88,479,972)
iShares JPMorgan USD Emerging Markets Bond ETF	(744,519)	(71,905,645)
Total Exchange-Traded Funds (proceeds $148,935,047)		$ (160,385,617)
Sovereign Government Bonds — (6.0)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,312,965)
			$ (7,312,965)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (17,988,520)
			$ (17,988,520)
Bahrain — (1.4)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(10,015)	$ (9,368,806)
6.00%, 9/19/44(7)	USD	(15,745)	(13,526,773)
7.50%, 2/12/36(7)	USD	(22,296)	(23,377,788)
7.50%, 7/7/37(7)	USD	(10,673)	(11,145,628)
7.50%, 9/20/47(7)	USD	(8,571)	(8,553,364)
7.75%, 4/18/35(7)	USD	(29,156)	(31,031,550)
			$ (97,003,909)
Cameroon — (0.1)%
Republic of Cameroon Government International Bonds, 5.95%, 7/7/32(7)	EUR	(9,724)	$ (10,134,469)
			$ (10,134,469)
Indonesia — (2.2)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(64,100)	$ (51,357,103)
4.30%, 3/31/52	USD	(34,800)	(28,261,380)
5.45%, 9/20/52	USD	(21,200)	(20,546,091)
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government International Bonds: (continued)
5.65%, 1/11/53	USD	(49,290)	$ (48,813,904)
			$ (148,978,478)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (13,987,700)
6.50%, 7/21/45(7)	USD	(14,022)	(15,248,165)
			$ (29,235,865)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (12,332,463)
2.75%, 5/25/32(7)	EUR	(16,578)	(19,268,130)
			$ (31,600,593)
Senegal — (0.6)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(37,681)	$ (21,885,958)
6.75%, 3/13/48(7)	USD	(31,806)	(17,264,355)
			$ (39,150,313)
Zambia — (0.5)%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	(46,910)	$ (33,902,858)
			$ (33,902,858)
Total Sovereign Government Bonds (proceeds $419,557,787)			$ (415,307,970)
Total Securities Sold Short (proceeds $568,492,834)			$ (575,693,587)

Other Assets, Less Liabilities — (2.0)%	$ (138,419,502)
Net Assets — 100.0%	$6,898,467,685
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $362,200,962 or 5.3% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $1,345,689,501 or 19.5% of the Portfolio's net assets.
(8)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(9)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security.
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $137,700,779.
(21)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(22)	When-issued security.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(25)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(26)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(27)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2026 of all interest only securities comprising the trust.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	Barclays Bank PLC	USD	54,903,000	COP	4,000.00	2/13/26	$ 15,702
Call USD vs. Put COP	Barclays Bank PLC	USD	63,647,000	COP	4,000.00	2/17/26	29,341
Call USD vs. Put EUR	Bank of America, N.A.	EUR	383,294,000	EUR	1.13	7/23/26	1,328,483
Call USD vs. Put EUR	Bank of America, N.A.	EUR	345,009,000	EUR	1.10	1/22/27	1,702,485

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	Barclays Bank PLC	EUR	280,991,000	EUR	1.10	1/25/27	$ 1,394,242
Call USD vs. Put EUR	BNP Paribas	EUR	574,943,000	EUR	1.12	7/23/26	1,735,120
Call USD vs. Put INR	BNP Paribas	USD	97,953,000	INR	91.00	2/20/26	1,048,881
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	730,839
Call USD vs. Put INR	Standard Chartered Bank	USD	42,257,000	INR	91.00	2/23/26	459,460
Put USD vs. Call CNH	Bank of America, N.A.	USD	195,600,000	CNH	6.95	4/1/26	1,001,863
Put USD vs. Call CNH	Bank of America, N.A.	USD	32,700,000	CNH	6.90	4/28/26	107,223
Put USD vs. Call CNH	BNP Paribas	USD	56,700,000	CNH	6.95	4/14/26	307,484
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	197,550,000	CNH	6.95	4/1/26	1,011,851
Put USD vs. Call CNH	Standard Chartered Bank	USD	163,900,000	CNH	6.95	4/1/26	839,496
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	87.00	2/18/26	22
Put USD vs. Call INR	Citibank, N.A.	USD	44,463,000	INR	89.13	4/15/26	34,148
Put USD vs. Call INR	Deutsche Bank AG	USD	44,463,000	INR	89.23	4/15/26	37,171
Put USD vs. Call INR	Deutsche Bank AG	USD	44,460,000	INR	88.73	4/22/26	27,165
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	87.00	2/5/26	34
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	87.00	2/9/26	27
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	87.00	2/10/26	17
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	87.00	2/10/26	14
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	12,861
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	122,873
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	65,661
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	63,856
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	87.00	2/10/26	68
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	87.00	2/24/26	16
Total							$12,076,403
Purchased Interest Rate Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/26/37 to pay 4.25% and receive SOFR	Bank of America, N.A.	USD	191,785,000	1/22/27	$2,750,005
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	242,415,000	1/27/27	3,675,011
Total					$6,425,016
Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 06/2026	794	$33,348,000	$42.00	4/27/26	$ 127,040
ICE Brent Crude Oil Futures 06/2026	2,724	136,200,000	50.00	4/27/26	1,007,880
ICE Brent Crude Oil Futures 06/2026	1,713	102,780,000	60.00	4/27/26	3,220,440
ICE Brent Crude Oil Futures 12/2026	436	21,800,000	50.00	10/27/26	715,040

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 12/2026	2,445	$134,475,000	$55.00	10/27/26	$ 6,821,550
ICE Brent Crude Oil Futures 12/2026	589	34,162,000	58.00	10/27/26	2,202,860
ICE Brent Crude Oil Futures 12/2026	842	50,520,000	60.00	10/27/26	3,789,000
Total					$17,883,810
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$(1,300,840)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(1,045,108)
Call USD vs. Put INR	Citibank, N.A.	USD	22,300,000	INR	91.00	2/18/26	(233,526)
Call USD vs. Put INR	Goldman Sachs International	USD	33,700,000	INR	91.00	2/5/26	(281,968)
Call USD vs. Put INR	Goldman Sachs International	USD	27,000,000	INR	91.00	2/9/26	(242,271)
Call USD vs. Put INR	Goldman Sachs International	USD	17,100,000	INR	91.00	2/10/26	(156,431)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	91.00	2/10/26	(128,987)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	(730,839)
Call USD vs. Put INR	Nomura International PLC	USD	67,600,000	INR	91.00	2/10/26	(618,405)
Call USD vs. Put INR	Standard Chartered Bank	USD	3,110,000	INR	91.00	2/24/26	(34,278)
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	85.00	2/18/26	(22)
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	84.50	2/5/26	(34)
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	84.50	2/9/26	(27)
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	84.50	2/10/26	(17)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	84.50	2/10/26	(14)
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	84.50	2/10/26	(68)
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	84.50	2/24/26	(3)
Put USD vs. Call KRW	BNP Paribas	USD	64,280,000	KRW	1,310.00	2/5/26	(64)
Put USD vs. Call KRW	Standard Chartered Bank	USD	27,090,000	KRW	1,310.00	2/9/26	(27)
Total							$(4,772,929)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	16,343,268	PEN	55,000,000	2/10/26	$ 23,278
COP	170,625,000,000	USD	44,598,049	3/18/26	1,165,679
COP	28,138,000,000	USD	7,350,575	3/18/26	196,384
COP	31,144,100,000	USD	8,163,056	3/18/26	190,175
EUR	27,940,000	USD	32,998,881	3/18/26	186,932
EUR	8,055,561	USD	9,453,282	3/18/26	114,734
EUR	16,057,476	USD	18,964,879	3/18/26	107,432
EUR	15,158,896	USD	17,903,601	3/18/26	101,420

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	6,804,000	USD	7,984,487	3/18/26	$ 96,983
EUR	13,349,564	USD	15,766,667	3/18/26	89,315
EUR	6,108,160	USD	7,167,986	3/18/26	86,997
EUR	9,195,000	USD	10,859,868	3/18/26	61,519
EUR	3,103,292	USD	3,641,710	3/18/26	44,234
EUR	4,800,000	USD	5,669,099	3/18/26	32,114
EUR	2,111,312	USD	2,477,646	3/18/26	30,071
EUR	4,029,564	USD	4,759,166	3/18/26	26,960
EUR	1,347,185	USD	1,580,921	3/18/26	19,202
PEN	80,964,000	USD	23,981,517	3/18/26	25,735
PEN	30,791,000	USD	9,116,506	3/18/26	13,568
PEN	43,562,553	USD	12,903,600	3/18/26	13,465
PEN	44,000,000	USD	13,035,106	3/18/26	11,669
PEN	47,146,000	USD	13,975,396	3/18/26	4,223
TWD	258,900,000	USD	8,270,773	3/18/26	(91,804)
TWD	373,235,630	USD	11,935,901	3/18/26	(144,929)
TWD	425,535,569	USD	13,597,558	3/18/26	(154,367)
TWD	558,166,468	USD	17,815,719	3/18/26	(182,555)
TWD	439,675,994	USD	14,074,135	3/18/26	(184,231)
TWD	520,247,411	USD	16,630,887	3/18/26	(195,633)
TWD	520,246,581	USD	16,639,371	3/18/26	(204,143)
TWD	520,561,597	USD	16,655,306	3/18/26	(210,126)
TWD	592,930,750	USD	18,945,290	3/18/26	(213,880)
USD	58,745,746	COP	229,907,100,000	3/18/26	(2,918,172)
USD	214,264	EUR	181,416	3/18/26	(1,214)
USD	227,737	EUR	192,824	3/18/26	(1,290)
USD	746,600	EUR	632,143	3/18/26	(4,229)
USD	2,019,538	EUR	1,709,934	3/18/26	(11,440)
USD	5,094,206	EUR	4,313,241	3/18/26	(28,858)
USD	6,606,983	EUR	5,594,102	3/18/26	(37,427)
USD	7,479,010	EUR	6,332,444	3/18/26	(42,367)
USD	10,187,408	EUR	8,625,631	3/18/26	(57,710)
USD	13,451,456	EUR	11,389,286	3/18/26	(76,200)
USD	17,471,611	EUR	14,793,133	3/18/26	(98,973)
USD	20,784,982	EUR	17,598,548	3/18/26	(117,743)
USD	31,687,902	EUR	26,830,000	3/18/26	(179,505)
USD	32,941,498	EUR	27,891,415	3/18/26	(186,607)
USD	48,891,659	EUR	41,396,342	3/18/26	(276,961)
USD	51,241,116	EUR	43,385,616	3/18/26	(290,270)
USD	52,327,008	EUR	44,305,036	3/18/26	(296,421)
USD	56,018,580	EUR	47,430,673	3/18/26	(317,333)
USD	57,366,175	EUR	48,571,676	3/18/26	(324,967)
USD	62,926,999	EUR	53,280,000	3/18/26	(356,468)
USD	82,738,384	EUR	70,054,208	3/18/26	(468,695)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	84,981,141	EUR	71,953,140	3/18/26	$ (481,400)
USD	140,547,747	EUR	119,001,129	3/18/26	(796,173)
USD	141,162,705	EUR	119,521,811	3/18/26	(799,657)
USD	21,562,128	INR	1,952,000,000	3/18/26	346,728
USD	11,091,779	INR	1,005,054,910	3/18/26	168,294
USD	12,496,298	INR	1,138,788,912	3/18/26	119,320
USD	7,819,818	INR	711,110,000	3/18/26	91,087
USD	6,704,458	INR	609,100,000	3/18/26	84,427
USD	6,150,400	INR	559,000,000	3/18/26	74,883
USD	4,919,841	INR	447,000,000	3/18/26	61,601
USD	6,300,237	INR	574,017,758	3/18/26	61,499
USD	4,919,310	INR	447,000,000	3/18/26	61,071
USD	4,468,513	INR	406,590,000	3/18/26	49,471
USD	3,687,165	INR	335,000,000	3/18/26	46,203
USD	3,688,932	INR	335,200,000	3/18/26	45,796
USD	3,682,885	INR	335,000,000	3/18/26	41,922
USD	2,454,985	INR	223,000,000	3/18/26	31,299
USD	2,450,776	INR	223,000,000	3/18/26	27,090
USD	308,691	INR	28,117,124	3/18/26	3,099
USD	19,490,716	INR	1,793,600,000	3/18/26	(3,106)
USD	7,225,195	KRW	10,428,485,760	3/18/26	26,067
USD	247,172	KRW	352,996,000	3/18/26	3,487
USD	345,745	KRW	498,799,000	3/18/26	1,407
USD	90,782	KRW	130,926,336	3/18/26	400
USD	39,745	KRW	57,281,420	3/18/26	201
USD	40,265	KRW	58,047,285	3/18/26	193
USD	77,694	KRW	112,514,240	3/18/26	21
USD	59,400	KRW	86,077,630	3/18/26	(22)
USD	29,814	KRW	43,400,000	3/18/26	(147)
USD	21,564	KRW	31,600,000	3/18/26	(251)
USD	21,180	KRW	31,153,625	3/18/26	(326)
USD	23,379	KRW	34,550,810	3/18/26	(473)
USD	53,772	KRW	79,285,820	3/18/26	(961)
USD	66,553	KRW	98,045,750	3/18/26	(1,131)
USD	223,630	KRW	329,661,555	3/18/26	(3,947)
USD	495,076	KRW	724,008,720	3/18/26	(4,731)
USD	325,869	KRW	479,021,545	3/18/26	(4,815)
USD	392,981	KRW	576,569,740	3/18/26	(5,044)
USD	627,092	KRW	916,445,155	3/18/26	(5,560)
USD	340,828	KRW	501,895,895	3/18/26	(5,648)
USD	399,745	KRW	587,265,300	3/18/26	(5,664)
USD	547,312	KRW	801,450,885	3/18/26	(5,956)
USD	612,037	KRW	900,000,000	3/18/26	(9,263)
USD	774,909	KRW	1,136,164,270	3/18/26	(9,422)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,406,712	KRW	2,057,260,400	3/18/26	$ (13,483)
USD	2,150,440	KRW	3,151,383,080	3/18/26	(25,064)
USD	10,245,406	KRW	14,969,049,395	3/18/26	(88,224)
USD	9,287,104	KRW	13,609,880,000	3/18/26	(108,246)
USD	47,416,397	KRW	69,345,532,575	3/18/26	(455,117)
USD	43,364,619	PEN	146,000,000	3/18/26	73,047
USD	21,981,286	PEN	74,000,000	3/18/26	38,982
USD	50,115,949	PEN	169,000,000	3/18/26	4,471
USD	31,721,979	PEN	107,169,533	3/18/26	(55,676)
USD	24,553,780	PHP	1,442,577,276	3/18/26	105,293
USD	111,504,655	IDR	1,859,496,237,010	3/25/26	779,454
USD	67,319,008	IDR	1,122,544,462,990	3/25/26	476,194
USD	11,347,001	IDR	190,119,000,000	3/25/26	26,212
USD	7,191,044	IDR	120,921,000,000	3/25/26	(9,294)
USD	15,136,409	IDR	255,900,669,900	3/25/26	(101,403)
USD	14,777,520	IDR	249,976,529,400	3/25/26	(107,534)
USD	15,502,254	IDR	262,298,144,600	3/25/26	(116,500)
USD	26,872,405	IDR	454,224,256,100	3/25/26	(174,745)
PHP	37,354,270	USD	637,891	5/7/26	(5,985)
PHP	75,000,000	USD	1,308,521	5/7/26	(39,779)
PHP	372,445,730	USD	6,410,426	5/7/26	(109,924)
USD	5,234,863	PHP	293,100,000	5/7/26	276,618
USD	2,084,115	PHP	116,700,000	5/7/26	109,952
USD	1,340,411	PHP	75,000,000	5/7/26	71,668
PHP	248,810,849	USD	4,261,262	5/12/26	(53,028)
PHP	429,984,000	USD	7,341,996	5/12/26	(69,510)
PHP	417,603,700	USD	7,140,966	5/12/26	(77,873)
PHP	182,338,500	USD	3,166,259	5/12/26	(82,297)
PHP	465,800,000	USD	7,961,713	5/12/26	(83,456)
PHP	374,554,469	USD	6,485,230	5/12/26	(150,245)
PHP	374,616,200	USD	6,504,883	5/12/26	(168,853)
PHP	369,645,900	USD	6,434,499	5/12/26	(182,535)
PHP	1,027,802,600	USD	17,572,279	5/12/26	(188,654)
PHP	515,980,000	USD	8,986,850	5/12/26	(259,880)
PHP	503,941,310	USD	8,785,588	5/12/26	(262,233)
PHP	1,325,000,000	USD	22,707,798	5/12/26	(297,558)
PHP	609,140,000	USD	10,653,025	5/12/26	(350,404)
PHP	687,397,300	USD	11,981,825	5/12/26	(355,607)
PHP	1,198,551,900	USD	20,848,007	5/12/26	(576,433)
USD	19,422,666	PHP	1,090,000,000	5/12/26	987,072
USD	14,407,684	PHP	810,000,000	5/12/26	707,840
USD	13,178,985	PHP	740,000,000	5/12/26	663,077
USD	13,005,523	PHP	730,000,000	5/12/26	658,749
USD	13,535,784	PHP	762,200,000	5/12/26	644,399

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	12,430,302	PHP	700,000,000	5/12/26	$ 590,930
USD	12,412,448	PHP	700,000,000	5/12/26	573,076
USD	10,634,150	PHP	600,000,000	5/12/26	486,117
USD	7,862,364	PHP	441,000,000	5/12/26	403,560
USD	7,094,840	PHP	400,000,000	5/12/26	329,485
USD	7,093,834	PHP	400,000,000	5/12/26	328,478
USD	6,449,532	PHP	362,000,000	5/12/26	326,886
USD	4,261,226	PHP	237,900,000	5/12/26	237,531
USD	4,705,778	PHP	264,700,000	5/12/26	228,804
USD	3,205,300	PHP	179,000,000	5/12/26	177,804
USD	3,189,025	PHP	179,000,000	5/12/26	161,529
USD	1,947,096	PHP	108,500,000	5/12/26	111,994
TWD	214,721,600	USD	6,786,397	7/8/26	9,850
TWD	170,651,400	USD	5,395,750	7/8/26	5,611
TWD	213,195,000	USD	6,743,050	7/8/26	4,878
TWD	316,728,000	USD	10,021,769	7/8/26	3,127
TWD	266,127,400	USD	8,423,086	7/8/26	229
TWD	243,647,700	USD	7,712,811	7/8/26	(1,011)
TWD	211,057,800	USD	6,681,370	7/8/26	(1,088)
TWD	271,875,200	USD	8,607,731	7/8/26	(2,491)
TWD	188,970,500	USD	5,989,556	7/8/26	(8,369)
TWD	173,025,400	USD	5,485,382	7/8/26	(8,879)
					$(819,021)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	14,138,566	USD	721,355	Standard Chartered Bank	2/2/26	$ —	$ (2,750)
UGX	22,141,044,000	USD	6,206,076	Citibank, N.A.	2/3/26	13,319	—
USD	6,272,250	UGX	22,141,044,000	Citibank, N.A.	2/3/26	52,856	—
USD	6,206,076	UGX	22,141,044,000	Citibank, N.A.	2/3/26	—	(13,319)
EUR	112,137,654	ISK	16,271,173,618	Bank of America, N.A.	2/4/26	—	(64,411)
EUR	41,697,768	ISK	6,244,240,727	Bank of America, N.A.	2/4/26	—	(1,608,755)
ISK	16,271,173,618	EUR	108,655,583	Bank of America, N.A.	2/4/26	4,192,074	—
ISK	6,244,240,727	EUR	43,034,050	Bank of America, N.A.	2/4/26	24,718	—
KZT	7,301,972,899	USD	14,492,642	Citibank, N.A.	2/4/26	—	(12,430)
USD	112,313,451	ZAR	1,922,386,133	Deutsche Bank AG	2/5/26	—	(6,673,656)
EUR	1,831,862	USD	2,133,802	BNP Paribas	2/6/26	37,899	—
EUR	455,190	USD	528,676	Goldman Sachs International	2/6/26	10,959	—
USD	31,513,772	EUR	26,541,556	Goldman Sachs International	2/6/26	48,337	—
USD	7,382,263	EUR	6,288,282	HSBC Bank USA, N.A.	2/6/26	—	(72,594)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	478,224	EUR	409,001	JPMorgan Chase Bank, N.A.	2/6/26	$ —	$ (6,653)
USD	9,273,482	EUR	7,776,947	Standard Chartered Bank	2/6/26	53,789	—
USD	3,468,852	EUR	2,917,374	Standard Chartered Bank	2/6/26	10,258	—
USD	9,127,495	EUR	7,828,944	Standard Chartered Bank	2/6/26	—	(153,842)
USD	11,549,447	EUR	9,913,555	Standard Chartered Bank	2/6/26	—	(203,229)
USD	2,826,012	EUR	2,424,163	State Street Bank and Trust Company	2/6/26	—	(47,872)
USD	8,092,632	EUR	6,809,133	UBS AG	2/6/26	20,297	—
USD	6,495,232	EUR	5,505,488	UBS AG	2/6/26	—	(31,611)
USD	2,692,010	EUR	2,310,232	UBS AG	2/6/26	—	(46,806)
USD	3,361,316	VND	87,605,969,900	Citibank, N.A.	2/9/26	—	(14,582)
VND	87,605,969,900	USD	3,309,007	Goldman Sachs International	2/9/26	66,890	—
UGX	26,364,835,000	USD	7,127,557	Citibank, N.A.	2/10/26	267,418	—
USD	6,584,592	UGX	23,441,147,000	Citibank, N.A.	2/10/26	9,671	—
TRY	663,714,601	USD	15,018,326	Standard Chartered Bank	2/12/26	136,223	—
TRY	500,019,333	USD	11,332,487	Standard Chartered Bank	2/12/26	84,420	—
TRY	330,654,242	USD	7,503,674	Standard Chartered Bank	2/12/26	46,132	—
TRY	33,051,880	USD	749,397	Standard Chartered Bank	2/12/26	5,275	—
USD	25,705,845	RUB	2,110,000,000	ICBC Standard Bank plc	2/12/26	—	(1,961,945)
ISK	1,600,248,000	EUR	10,859,446	Bank of America, N.A.	2/13/26	190,554	—
TRY	1,054,990,692	USD	23,820,471	Standard Chartered Bank	2/17/26	175,748	—
USD	1,223,879	GHS	17,550,422	ICBC Standard Bank plc	2/17/26	—	(368,663)
USD	672,321	GHS	7,872,876	ICBC Standard Bank plc	2/19/26	—	(41,094)
TRY	4,680,182,612	USD	105,728,370	Barclays Bank PLC	2/20/26	480,201	—
USD	524,858	GHS	6,009,629	ICBC Standard Bank plc	2/20/26	—	(19,343)
USD	37,013,535	TRY	1,638,444,839	Barclays Bank PLC	2/20/26	—	(168,110)
EGP	520,815,000	USD	10,827,755	Goldman Sachs International	2/23/26	110,946	—
KZT	170,273,496	USD	333,021	Deutsche Bank AG	2/23/26	2,838	—
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	136,740	—
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	132,962	—
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	115,895	—
NGN	1,075,389,000	USD	679,336	Citibank, N.A.	2/26/26	86,702	—
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	—	(147,287)
VND	61,590,554,000	USD	2,316,305	Citibank, N.A.	2/26/26	51,772	—
KZT	17,967,099,663	USD	35,319,915	Deutsche Bank AG	2/27/26	79,749	—
NGN	1,237,502,000	USD	653,035	Citibank, N.A.	2/27/26	228,021	—
USD	24,618,539	KZT	12,520,989,134	Deutsche Bank AG	2/27/26	—	(50,930)
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	—	(779,557)
USD	6,040,021	UYU	229,400,000	Citibank, N.A.	2/27/26	137,321	—
KZT	2,982,685,894	USD	5,748,648	Goldman Sachs International	3/9/26	110,147	—
EGP	531,136,961	USD	10,786,697	Goldman Sachs International	3/11/26	264,137	—
VND	43,620,989,550	USD	1,639,147	Goldman Sachs International	3/12/26	35,547	—
AUD	95,000,000	USD	62,735,625	Bank of America, N.A.	3/18/26	3,410,737	—
EUR	373,018	ISK	56,042,270	Bank of America, N.A.	3/18/26	—	(13,178)
EUR	116,517,342	PLN	494,404,636	BNP Paribas	3/18/26	—	(744,595)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	21,849,639	RON	111,872,249	Barclays Bank PLC	3/18/26	$ —	$ (24,551)
HUF	15,002,761,878	EUR	39,212,553	Barclays Bank PLC	3/18/26	—	(89,499)
HUF	7,212,870,000	EUR	18,842,423	Citibank, N.A.	3/18/26	—	(31,417)
HUF	13,619,128,568	EUR	35,445,979	Goldman Sachs International	3/18/26	97,140	—
HUF	7,506,622,004	EUR	19,509,527	Goldman Sachs International	3/18/26	86,405	—
HUF	13,375,768,314	EUR	34,814,217	UBS AG	3/18/26	93,477	—
HUF	7,506,622,004	EUR	19,512,975	UBS AG	3/18/26	82,309	—
HUF	7,654,299,248	EUR	19,930,102	UBS AG	3/18/26	44,435	—
HUF	6,350,803,870	EUR	16,540,124	UBS AG	3/18/26	32,075	—
HUF	7,212,870,000	EUR	18,835,908	UBS AG	3/18/26	—	(23,679)
ISK	4,705,049,440	EUR	31,316,889	Bank of America, N.A.	3/18/26	1,106,338	—
ISK	3,719,708,156	EUR	25,192,741	JPMorgan Chase Bank, N.A.	3/18/26	358,806	—
MXN	86,329,000	USD	4,756,162	Goldman Sachs International	3/18/26	164,531	—
MXN	1,250,000,000	USD	68,851,810	Standard Chartered Bank	3/18/26	2,397,325	—
MXN	490,671,000	USD	27,029,082	Standard Chartered Bank	3/18/26	938,826	—
MXN	147,678,000	USD	8,171,796	State Street Bank and Trust Company	3/18/26	245,748	—
MXN	10,300,000	USD	558,208	UBS AG	3/18/26	28,885	—
MYR	35,423,430	USD	8,620,098	Barclays Bank PLC	3/18/26	378,686	—
MYR	32,468,864	USD	7,924,840	Barclays Bank PLC	3/18/26	323,380	—
MYR	9,922,829	USD	2,425,052	Barclays Bank PLC	3/18/26	95,691	—
MYR	7,176,467	USD	1,754,938	Barclays Bank PLC	3/18/26	68,135	—
MYR	60,640,936	USD	14,785,063	Credit Agricole Corporate and Investment Bank	3/18/26	619,844	—
MYR	60,713,650	USD	14,805,318	Credit Agricole Corporate and Investment Bank	3/18/26	618,061	—
MYR	60,566,680	USD	14,800,518	Credit Agricole Corporate and Investment Bank	3/18/26	585,526	—
MYR	36,340,037	USD	8,860,614	Credit Agricole Corporate and Investment Bank	3/18/26	371,019	—
MYR	34,700,160	USD	8,428,506	Goldman Sachs International	3/18/26	386,542	—
MYR	31,068,710	USD	7,570,717	Goldman Sachs International	3/18/26	321,816	—
MYR	31,513,781	USD	7,688,163	Goldman Sachs International	3/18/26	317,433	—
MYR	45,270,000	USD	11,214,884	Goldman Sachs International	3/18/26	285,271	—
MYR	21,990,600	USD	5,350,511	Goldman Sachs International	3/18/26	235,866	—
MYR	30,356,696	USD	7,405,879	State Street Bank and Trust Company	3/18/26	305,778	—
MYR	21,249,690	USD	5,186,646	State Street Bank and Trust Company	3/18/26	211,514	—
NZD	46,290,400	USD	27,097,118	BNP Paribas	3/18/26	818,754	—
NZD	108,300,000	USD	62,786,383	JPMorgan Chase Bank, N.A.	3/18/26	2,524,975	—
NZD	63,229,600	USD	37,088,903	JPMorgan Chase Bank, N.A.	3/18/26	1,042,317	—
SEK	87,330,000	EUR	8,234,092	Citibank, N.A.	3/18/26	45,353	—
SEK	1,123,820,000	EUR	102,552,216	Goldman Sachs International	3/18/26	4,633,284	—
SEK	35,500,000	EUR	3,266,304	Goldman Sachs International	3/18/26	114,512	—
SEK	35,400,000	USD	3,811,878	Deutsche Bank AG	3/18/26	170,944	—
SEK	562,700,000	USD	59,917,313	HSBC Bank USA, N.A.	3/18/26	3,391,550	—
SEK	562,700,000	USD	60,123,742	HSBC Bank USA, N.A.	3/18/26	3,185,122	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	87,310,000	USD	9,780,302	Standard Chartered Bank	3/18/26	$ 42,866	$ —
TRY	1,748,817,196	USD	38,628,388	Standard Chartered Bank	3/18/26	286,077	—
TRY	403,758,020	USD	8,918,269	Standard Chartered Bank	3/18/26	66,105	—
TRY	547,073,790	USD	12,157,968	Standard Chartered Bank	3/18/26	15,451	—
TRY	390,622,187	USD	8,681,624	Standard Chartered Bank	3/18/26	10,453	—
TRY	164,084,083	USD	3,642,376	Standard Chartered Bank	3/18/26	8,803	—
TRY	234,460,196	USD	5,210,847	Standard Chartered Bank	3/18/26	6,332	—
USD	37,373,407	AUD	55,000,000	BNP Paribas	3/18/26	—	(921,855)
USD	27,031,176	AUD	40,000,000	HSBC Bank USA, N.A.	3/18/26	—	(819,924)
USD	43,290,293	BHD	16,349,878	Standard Chartered Bank	3/18/26	—	(43,155)
USD	7,853,076	GBP	5,820,000	Barclays Bank PLC	3/18/26	—	(110,290)
USD	120,627,016	GBP	91,250,000	HSBC Bank USA, N.A.	3/18/26	—	(4,228,172)
USD	1,890,584	JPY	291,470,000	Standard Chartered Bank	3/18/26	266	—
USD	6,329,245	JPY	973,489,770	UBS AG	3/18/26	15,713	—
USD	10,158,426	MXN	186,618,412	BNP Paribas	3/18/26	—	(478,694)
USD	17,621,957	MXN	325,000,000	Deutsche Bank AG	3/18/26	—	(902,818)
USD	38,117,650	MXN	703,000,000	Deutsche Bank AG	3/18/26	—	(1,952,864)
USD	55,165,383	MXN	1,000,000,000	Standard Chartered Bank	3/18/26	—	(1,833,925)
USD	28,181,377	MXN	520,000,000	UBS AG	3/18/26	—	(1,458,263)
USD	58,743,934	MXN	1,061,287,535	UBS AG	3/18/26	—	(1,748,721)
USD	60,915,129	MXN	1,124,000,000	UBS AG	3/18/26	—	(3,152,092)
USD	84,330	NZD	146,600	Bank of America, N.A.	3/18/26	—	(4,079)
USD	295,275	NZD	513,310	Bank of America, N.A.	3/18/26	—	(14,282)
USD	215,176	NZD	374,285	JPMorgan Chase Bank, N.A.	3/18/26	—	(10,540)
USD	753,415	NZD	1,310,516	JPMorgan Chase Bank, N.A.	3/18/26	—	(36,904)
USD	203,206	NZD	353,330	Standard Chartered Bank	3/18/26	—	(9,873)
USD	711,495	NZD	1,237,130	Standard Chartered Bank	3/18/26	—	(34,568)
USD	10,042,157	SAR	37,777,500	Goldman Sachs International	3/18/26	—	(19,451)
USD	10,041,927	SAR	37,777,500	HSBC Bank USA, N.A.	3/18/26	—	(19,681)
USD	1,906,496	ZAR	32,205,000	Barclays Bank PLC	3/18/26	—	(80,854)
USD	10,559,231	ZAR	181,900,000	Goldman Sachs International	3/18/26	—	(665,700)
VND	88,357,299,900	USD	3,309,262	Citibank, N.A.	3/18/26	81,127	—
ZAR	339,876,000	USD	21,207,114	Goldman Sachs International	3/18/26	—	(233,587)
ZAR	453,168,000	USD	28,469,082	Goldman Sachs International	3/18/26	—	(504,380)
ZAR	339,876,000	USD	21,202,023	Standard Chartered Bank	3/18/26	—	(228,496)
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	1,857,002	—
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	—	(2,323,426)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	1,026,867	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	2,787,621	—
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	—	(538,912)
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(2,460,854)
USD	1,042,350	GHS	11,882,793	ICBC Standard Bank plc	3/30/26	—	(13,138)
VND	233,119,130,000	USD	8,775,424	Citibank, N.A.	4/13/26	149,667	—
VND	61,394,264,959	USD	2,315,454	Standard Chartered Bank	4/13/26	35,058	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	277,192,000	USD	5,522,853	Goldman Sachs International	4/14/26	$ 163,889	$ —
EUR	2,278,179	ISK	339,904,365	Citibank, N.A.	4/15/26	—	(50,130)
EUR	9,786,083	ISK	1,461,257,971	JPMorgan Chase Bank, N.A.	4/15/26	—	(224,872)
ISK	1,706,961,823	EUR	11,452,277	JPMorgan Chase Bank, N.A.	4/15/26	238,055	—
ISK	538,038,177	EUR	3,603,256	JPMorgan Chase Bank, N.A.	4/15/26	82,798	—
KZT	11,386,722,000	USD	19,825,406	Deutsche Bank AG	4/16/26	2,267,602	—
USD	7,127,558	UGX	25,409,743,000	Standard Chartered Bank	4/16/26	84,957	—
USD	3,563,779	UGX	12,722,690,000	Standard Chartered Bank	4/16/26	37,540	—
KZT	13,617,678,000	USD	23,790,493	Deutsche Bank AG	4/17/26	2,622,284	—
KZT	11,369,873,000	USD	19,825,411	Deutsche Bank AG	4/17/26	2,227,535	—
KZT	11,361,941,000	USD	19,825,407	Deutsche Bank AG	4/17/26	2,212,154	—
UGX	30,702,721,283	USD	8,292,430	Standard Chartered Bank	4/17/26	213,847	—
USD	7,127,557	UGX	25,481,018,000	Standard Chartered Bank	4/17/26	67,968	—
USD	5,345,668	UGX	19,137,492,101	Standard Chartered Bank	4/17/26	43,571	—
ISK	4,120,222,804	EUR	27,844,988	JPMorgan Chase Bank, N.A.	4/20/26	311,378	—
KZT	4,553,573,000	USD	8,693,542	Deutsche Bank AG	4/20/26	129,700	—
EGP	148,476,802	USD	3,038,199	JPMorgan Chase Bank, N.A.	4/21/26	1,194	—
EGP	856,841,000	USD	16,777,776	Standard Chartered Bank	4/21/26	762,180	—
USD	3,505,406	UGX	12,339,030,000	Citibank, N.A.	4/21/26	92,191	—
USD	3,563,779	UGX	12,829,603,709	Standard Chartered Bank	4/22/26	16,249	—
VND	63,401,312,391	USD	2,385,301	JPMorgan Chase Bank, N.A.	4/22/26	40,283	—
VND	61,484,479,300	USD	2,316,672	JPMorgan Chase Bank, N.A.	4/22/26	35,579	—
KZT	5,635,989,000	USD	9,835,932	Deutsche Bank AG	4/23/26	1,073,733	—
KZT	11,262,138,000	USD	19,671,857	Deutsche Bank AG	4/24/26	2,121,158	—
USD	62,270,822	UYU	2,377,500,000	Goldman Sachs International	4/27/26	1,343,422	—
EUR	42,587,919	ISK	6,244,240,727	Bank of America, N.A.	4/30/26	61,028	—
ISK	16,271,173,618	EUR	110,975,130	Bank of America, N.A.	4/30/26	—	(159,026)
KZT	2,137,272,300	USD	3,826,808	ICBC Standard Bank plc	5/4/26	295,221	—
USD	6,041,213	UGX	22,141,044,000	Citibank, N.A.	5/4/26	—	(52,447)
USD	5,345,668	UGX	19,271,134,000	Standard Chartered Bank	5/4/26	41,866	—
USD	3,563,779	UGX	12,829,604,000	Standard Chartered Bank	5/4/26	32,815	—
VND	87,605,969,900	USD	3,337,625	Citibank, N.A.	5/8/26	9,646	—
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(435,650)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	258,679	—
USD	1,781,890	UGX	6,628,630,000	Citibank, N.A.	5/13/26	—	(38,807)
KZT	12,608,659,737	USD	23,589,635	Deutsche Bank AG	6/8/26	469,161	—
KZT	9,039,750,000	USD	16,612,607	Deutsche Bank AG	6/22/26	563,182	—
EGP	391,740,422	USD	7,811,764	Bank of America, N.A.	6/24/26	27,007	—
EGP	144,981,488	USD	2,858,468	Bank of America, N.A.	6/29/26	37,375	—
KZT	2,984,767,386	USD	5,612,575	ICBC Standard Bank plc	6/30/26	44,868	—
ZMW	24,108,114	USD	1,054,145	Standard Chartered Bank	6/30/26	155,675	—
EGP	875,232,000	USD	17,245,951	Goldman Sachs International	7/7/26	185,325	—
KZT	6,842,682,000	USD	12,756,678	Societe Generale	7/21/26	131,463	—
KZT	5,466,319,000	USD	10,206,373	Deutsche Bank AG	7/22/26	86,309	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	9,039,750,000	USD	16,923,617	ICBC Standard Bank plc	7/23/26	$ 92,471	$ —
USD	3,563,779	UGX	13,096,888,000	Standard Chartered Bank	7/24/26	22,878	—
EUR	36,800,000	USD	43,608,000	Bank of America, N.A.	7/27/26	360,307	—
EUR	46,390,000	USD	54,832,980	BNP Paribas	7/27/26	593,372	—
KZT	7,906,379,696	USD	14,861,225	Deutsche Bank AG	7/27/26	3,615	—
USD	3,731,493	UGX	13,582,633,000	ICBC Standard Bank plc	7/27/26	61,664	—
TRY	1,732,063,524	USD	35,112,761	Standard Chartered Bank	7/28/26	—	(111,051)
USD	3,563,779	UGX	13,061,250,000	Standard Chartered Bank	7/28/26	35,589	—
KZT	11,578,770,712	USD	21,721,490	Deutsche Bank AG	7/29/26	34,802	—
KZT	27,604,916,000	USD	52,063,480	ICBC Standard Bank plc	8/3/26	—	(271,892)
KZT	5,656,648,000	USD	9,831,152	Deutsche Bank AG	8/7/26	768,977	—
KZT	5,660,326,000	USD	9,832,349	Deutsche Bank AG	8/10/26	765,146	—
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(2,660,590)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	273,872	—
PLN	311,174,198	EUR	73,103,760	Barclays Bank PLC	9/2/26	111,932	—
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(2,984,114)
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	847,069	—
PLN	192,047,633	EUR	45,101,614	Barclays Bank PLC	9/4/26	83,710	—
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(5,082,889)
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	1,694,590	—
PLN	382,546,107	EUR	89,844,689	Barclays Bank PLC	9/8/26	142,941	—
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(3,687,160)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	1,243,607	—
PLN	280,640,479	EUR	65,908,061	Barclays Bank PLC	9/9/26	105,360	—
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	70,664	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	75,829	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	504,400	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	2,224,277	—
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	2,405,158	—
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	85,618	—
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	58,220	—
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	2,289,807	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	64,688	—
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	3,242,860	—
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	972	—
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	884	—
USD	15,169,771	OMR	5,842,622	Standard Chartered Bank	10/29/26	810	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	736	—
KZT	8,238,125,000	USD	15,081,236	Bank of America, N.A.	11/2/26	—	(35,809)
KZT	5,811,233,048	USD	9,832,349	Deutsche Bank AG	11/3/26	777,705	—
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	129,846	—
USD	1,781,890	UGX	6,637,539,000	Standard Chartered Bank	11/6/26	34,043	—
ZMW	42,534,000	USD	1,752,534	Societe Generale	11/6/26	330,675	—
USD	3,563,779	UGX	13,310,714,000	Standard Chartered Bank	11/10/26	62,920	—

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,563,779	UGX	13,317,841,000	Standard Chartered Bank	11/10/26	$ 61,045	$ —
USD	3,563,779	UGX	13,381,989,000	Standard Chartered Bank	11/12/26	46,291	—
USD	1,781,889	UGX	6,788,997,000	Standard Chartered Bank	11/13/26	—	(2,079)
USD	3,563,779	UGX	13,898,738,000	Bank of America, N.A.	11/16/26	—	(85,148)
TRY	2,317,752,776	USD	41,939,226	Standard Chartered Bank	11/19/26	1,305,362	—
USD	7,994,532	UAH	375,743,000	Deutsche Bank AG	12/7/26	—	(101,181)
USD	3,944,979	UAH	189,359,000	Citibank, N.A.	12/9/26	—	(132,725)
JPY	95,799,780	USD	644,049	Deutsche Bank AG	1/7/27	—	(9,281)
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(167,980)
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	36,955	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	115,147	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	42,063	—
NGN	6,253,974,000	USD	3,896,557	Standard Chartered Bank	1/21/27	146,487	—
USD	6,872,579	EUR	5,657,233	State Street Bank and Trust Company	1/25/27	65,934	—
EUR	32,200,000	USD	38,401,720	Bank of America, N.A.	1/26/27	341,982	—
EUR	26,070,000	USD	31,093,689	Barclays Bank PLC	1/27/27	275,438	—
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	178,249	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,194,591	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,230,017	—
						$87,178,095	$(54,558,687)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	287	Long	4/28/26	$ 136,184,370	$(10,661,272)
Equity Futures
OMX Stockholm 30 Index	4,057	Long	2/20/26	137,867,404	2,646,414
Euro Stoxx Bank	(4,941)	Short	3/20/26	(80,662,945)	(5,233,652)
STOXX Europe 600 Index	(5,769)	Short	3/20/26	(208,806,928)	(5,041,125)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	1,408	Long	3/20/26	165,352,000	(3,273,569)
Euro-Bobl	(555)	Short	3/6/26	(76,714,104)	(7,316)
Euro-Bund	(2,072)	Short	3/6/26	(314,791,195)	742,132
Euro-Buxl	(13)	Short	3/6/26	(1,693,201)	29,569
Japan 10-Year Bond	(4)	Short	3/13/26	(3,401,654)	49,842
U.S. 2-Year Treasury Note	(50)	Short	3/31/26	(10,424,609)	20,534
U.S. 5-Year Treasury Note	(3,154)	Short	3/31/26	(343,564,236)	1,554,355
U.S. 10-Year Treasury Note	(2,201)	Short	3/20/26	(246,133,703)	1,334,142
U.S. Long Treasury Bond	(89)	Short	3/20/26	(10,246,125)	110,738

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra 10-Year Treasury Note	(18)	Short	3/20/26	$ (2,054,813)	$ (1,429)
					$(17,730,637)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	13,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.94% (pays upon termination)	1/2/31	$ 376	$ —	$ 376
BRL	515,760	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	136,262	—	136,262
BRL	532,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	391,608	—	391,608
CNY	647,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	(222,514)	—	(222,514)
CNY	551,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(172,503)	—	(172,503)
CNY	256,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(77,726)	—	(77,726)
CNY	775,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(226,472)	—	(226,472)
CNY	432,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(121,776)	—	(121,776)
CNY	177,062	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	(42,524)	—	(42,524)
CNY	575,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(88,809)	—	(88,809)
CNY	480,344	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(65,949)	—	(65,949)
CNY	587,722	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(57,322)	—	(57,322)
CNY	294,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(28,332)	—	(28,332)
CNY	235,054	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(20,990)	—	(20,990)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	$ (41,550)	$ —	$ (41,550)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	160,503	—	160,503
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	64,693	—	64,693
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	77,374	—	77,374
EUR	13,770	Pays	6-month EURIBOR (pays semi-annually)	2.33% (pays annually)	6/18/32	(88,456)	—	(88,456)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	29,001	—	29,001
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	63,006	—	63,006
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	53,017	—	53,017
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,325,343	(1,497)	1,323,846
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,306,590	643	1,307,233
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	373,079	33	373,112
HUF	24,515,613	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	1,038,703	—	1,038,703
HUF	12,257,807	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	529,886	—	529,886
HUF	10,371,990	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	12/17/30	489,509	—	489,509
HUF	9,410,788	Pays	6-month HUF BUBOR (pays semi-annually)	6.68% (pays annually)	12/17/35	673,972	—	673,972
HUF	2,390,943	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	179,458	—	179,458
HUF	2,390,943	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	184,395	—	184,395
HUF	6,654,490	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	545,264	—	545,264
HUF	6,839,337	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	568,254	—	568,254
HUF	2,122,380	Pays	6-month HUF BUBOR (pays semi-annually)	6.37% (pays annually)	3/18/36	1,287	—	1,287
HUF	7,990,812	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	46,358	—	46,358
HUF	15,009,188	Pays	6-month HUF BUBOR (pays semi-annually)	6.40% (pays annually)	3/18/36	98,260	—	98,260
HUF	18,168,116	Pays	6-month HUF BUBOR (pays semi-annually)	6.45% (pays annually)	3/18/36	331,922	—	331,922
HUF	4,284,567	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	123,569	—	123,569

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	112,694,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	$ (778,209)	$ 7,586	$ (770,623)
KRW	182,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(1,235,147)	(657)	(1,235,804)
KRW	109,257,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(947,164)	—	(947,164)
KRW	77,402,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(663,088)	—	(663,088)
KRW	66,038,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	12/17/27	(241,706)	—	(241,706)
MXN	2,330,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	631,618	—	631,618
MXN	2,104,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	636,414	—	636,414
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(283,612)	—	(283,612)
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(176,628)	—	(176,628)
MXN	2,671,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	797,866	—	797,866
MXN	3,492,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	326,624	—	326,624
MXN	3,470,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	181,353	—	181,353
MXN	534,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	3,104	—	3,104
PLN	1,175,670	Receives	6-month PLN WIBOR (pays quarterly)	3.58% (pays annually)	9/16/26	(14,195)	—	(14,195)
PLN	1,450,000	Receives	6-month PLN WIBOR (pays quarterly)	3.58% (pays annually)	9/16/26	(32,436)	—	(32,436)
PLN	1,790,770	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(7,566,836)	—	(7,566,836)
PLN	123,415	Receives	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	12/17/30	(103,567)	—	(103,567)
PLN	61,708	Receives	6-month PLN WIBOR (pays semi-annually)	3.88% (pays annually)	12/17/30	(62,039)	—	(62,039)
PLN	61,708	Receives	6-month PLN WIBOR (pays semi-annually)	3.90% (pays annually)	12/17/30	(79,396)	—	(79,396)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(111,055)	—	(111,055)

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	$ 264,588	$ —	$ 264,588
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,166,402)	—	(1,166,402)
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	1,794,393	—	1,794,393
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	(254,129)	—	(254,129)
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(1,130,672)	—	(1,130,672)
PLN	11,128	Receives	6-month PLN WIBOR (pays semi-annually)	4.26% (pays annually)	12/17/35	(8,384)	—	(8,384)
PLN	11,128	Receives	6-month PLN WIBOR (pays semi-annually)	4.28% (pays annually)	12/17/35	(13,042)	—	(13,042)
PLN	32,847	Receives	6-month PLN WIBOR (pays semi-annually)	4.30% (pays annually)	12/17/35	(58,353)	—	(58,353)
PLN	49,870	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(89,756)	—	(89,756)
PLN	32,847	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(61,409)	—	(61,409)
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(564,681)	—	(564,681)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	220,808	1,015	221,823
USD	63,670	Pays	SOFR (pays annually)	4.00% (pays annually)	1/26/37	162,989	—	162,989
USD	52,550	Pays	SOFR (pays annually)	4.00% (pays annually)	1/27/37	132,741	—	132,741
ZAR	1,024,664	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	6,502,154	—	6,502,154
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	8,784,904	—	8,784,904
ZAR	463,495	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	2,455,216	—	2,455,216
ZAR	323,305	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	1,726,964	—	1,726,964
ZAR	585,870	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	3,535,402	—	3,535,402
ZAR	506,130	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	3,299,241	—	3,299,241
ZAR	1,018,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.03% (pays quarterly)	12/17/35	3,257,712	—	3,257,712
Total						$26,608,951	$7,123	$26,616,074

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain		$17,100	1.00% (pays quarterly)(2)	12/20/35	$ 1,957,545	$ (1,766,798)	$ 190,747
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	244,573	5.00% (pays quarterly)(2)	12/20/30	(32,617,685)	30,401,979	(2,215,706)
Malaysia		96,200	1.00% (pays quarterly)(2)	12/20/30	(2,741,861)	2,522,026	(219,835)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		50	1.00% (pays quarterly)(2)	6/20/30	263	(939)	(676)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)		336,622	1.00% (pays quarterly)(2)	12/20/30	3,664,006	(4,446,887)	(782,881)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		404,242	5.00% (pays quarterly)(2)	12/20/30	(36,143,321)	31,099,483	(5,043,838)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		448,333	1.00% (pays quarterly)(2)	12/20/30	(10,550,931)	9,833,592	(717,339)
Panama		57,377	1.00% (pays quarterly)(2)	12/20/30	586,301	(1,101,270)	(514,969)
Poland		67,709	1.00% (pays quarterly)(2)	12/20/30	(1,394,619)	1,020,893	(373,726)
Qatar		169,254	1.00% (pays quarterly)(2)	12/20/30	(5,572,012)	5,144,684	(427,328)
Saudi Arabia		737,760	1.00% (pays quarterly)(2)	12/20/30	(9,600,839)	9,928,771	327,932
Saudi Arabia		213,000	1.00% (pays quarterly)(2)	12/20/33	235,787	386,781	622,568
Saudi Arabia		193,736	1.00% (pays quarterly)(2)	12/20/35	2,205,772	(1,488,600)	717,172
South Africa		377,835	1.00% (pays quarterly)(2)	12/20/30	5,703,597	(10,991,494)	(5,287,897)
South Africa		9,464	1.00% (pays quarterly)(2)	6/20/31	224,764	(776,680)	(551,916)
Turkey		410,700	1.00% (pays quarterly)(2)	12/20/30	20,303,551	(26,794,484)	(6,490,933)
Total					$(63,739,682)	$42,971,057	$(20,768,625)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 6,100	1.00% (pays quarterly)(2)	5.11%	12/20/30	$ (984,100)	$1,038,417	$ 54,317
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(2)	1.53	6/20/27	(6,567)	41,927	35,360
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(2)	1.53	6/20/27	(6,567)	40,996	34,429
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(2)	1.65	12/20/27	(195,135)	933,689	738,554

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Citibank, N.A.	$ 1,653	1.00% (pays quarterly)(2)	1.92%	6/20/28	$ (32,267)	$ 136,384	$ 104,117
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(2)	1.38	6/20/27	(60,044)	541,691	481,647
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(2)	1.38	6/20/27	(66,887)	602,713	535,826
Panama	Citibank, N.A.	96,100	1.00% (pays quarterly)(2)	0.44	3/20/26	182,274	(59,021)	123,253
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(2)	1.72	12/20/26	(47,473)	121,923	74,450
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(2)	1.72	12/20/26	(56,228)	121,872	65,644
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(2)	1.95	6/20/27	(133,408)	263,782	130,374
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(2)	1.95	6/20/27	(226,246)	383,425	157,179
Petroleos Mexicanos	Deutsche Bank AG	24,736	4.00% (pays monthly)	2.89	7/6/26	207,829	—	207,829
Petroleos Mexicanos	Deutsche Bank AG	29,464	4.20% (pays monthly)	2.89	7/6/26	265,187	—	265,187
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(2)	1.56	6/20/26	(4,286)	20,057	15,771
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(2)	1.56	6/20/26	(9,028)	40,572	31,544
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(2)	1.56	6/20/26	(10,951)	168,820	157,869
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(2)	1.95	6/20/27	(49,753)	81,380	31,627
Petroleos Mexicanos	Goldman Sachs International	21,586	1.00% (pays quarterly)(2)	1.95	6/20/27	(251,222)	413,699	162,477
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(2)	1.91	6/20/27	(90,554)	174,460	83,906
Reliance Industries Ltd.	Deutsche Bank AG	8,000	1.00% (pays quarterly)(2)	0.62	12/20/30	146,181	(139,849)	6,332
Reliance Industries Ltd.	Goldman Sachs International	19,000	1.00% (pays quarterly)(2)	0.62	12/20/30	347,179	(349,256)	(2,077)
Total		$347,464				$(1,082,066)	$4,577,681	$3,495,615

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 3,833	5.00% (pays quarterly)(2)	12/20/26	$(149,788)	$ 61,799	$ (87,989)
Ecuador	Barclays Bank PLC	2,149	5.00% (pays quarterly)(2)	12/20/26	(83,979)	28,793	(55,186)
Ivory Coast	Barclays Bank PLC	31,921	1.00% (pays quarterly)(2)	6/20/27	126,931	(763,222)	(636,291)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(2)	6/20/31	(283,444)	(252,679)	(536,123)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(2)	6/20/35	452,825	(564,091)	(111,266)
United States	Barclays Bank PLC	153,715	0.25% (pays quarterly)(2)	12/20/30	428,520	(739,881)	(311,361)
Total					$491,065	$(2,229,281)	$(1,738,216)
(1)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $347,464,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	95,318	Total Return on PEN 288,932,000 Peru Government Bonds, 7.60%, 2/17/26 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	2/17/26	$ 2,158,152
Goldman Sachs International	USD	24,438	Total Return on EGP 1,235,675,000 Egypt Treasury Bills, 0.00%, 3/24/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/24/26	899,080
Goldman Sachs International	USD	26,001	Total Return on EGP 1,313,250,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/17/26	1,029,049
Goldman Sachs International	USD	27,367	Total Return on EGP 1,386,050,000 Egypt Treasury Bills, 0.00%, 3/10/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/3/26	1,379,140

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	28,329	Total Return on EGP 1,517,350,000 Egypt Treasury Bills, 0.00%, 6/23/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/18/26	$ 1,036,379
Goldman Sachs International	USD	54,371	Total Return on EGP 2,749,793,997 Egypt Treasury Bills, 0.00%, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/10/26	2,707,526
ICBC Standard Bank plc	USD	2,522	Total Return on UZS 29,126,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(139,865)
ICBC Standard Bank plc	USD	3,497	Total Return on UZS 40,098,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(216,783)
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	2/13/26	(117,724)
Standard Chartered Bank	USD	25,150	Total Return on EGP 1,270,375,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/17/26	994,196
Standard Chartered Bank	USD	35,291	Total Return on EGP 1,873,950,000 Egypt Treasury Bills, 0.00%, 7/14/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/13/26	585,461
						$10,314,611
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CNY	– Yuan Renminbi
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira

NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2026 were $22,519,832 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	1/26/26	On Demand(1)	2.45%	NZD	280,928,665	$169,192,530
Bank of America, N.A.	12/2/25	On Demand(1)	4.15	USD	15,021,731	15,125,631
Bank of America, N.A.	1/9/26	On Demand(1)	4.00	USD	16,950,000	16,993,317
Barclays Bank PLC	1/12/26	On Demand(1)	4.05	USD	19,232,650	19,273,760
Barclays Bank PLC	1/26/26	On Demand(1)	4.00	USD	37,250,000	37,270,694
Barclays Bank PLC	1/26/26	On Demand(1)	4.05	USD	57,681,438	57,713,884
JPMorgan Chase Bank, N.A.	1/6/26	On Demand(1)	4.60	USD	8,366,089	8,391,745
JPMorgan Chase Bank, N.A.	1/21/26	2/2/26	2.45	NZD	362,167,197	218,192,560
JPMorgan Chase Bank, N.A.	1/21/26	On Demand(1)	4.60	USD	21,638,889	21,666,539
JPMorgan Chase Bank, N.A.	1/29/26	2/4/26	4.25	USD	12,464,713	12,467,656
JPMorgan Chase Bank, N.A.	1/29/26	On Demand(1)	2.45	NZD	358,809,001	216,024,356
JPMorgan Chase Bank, N.A.	1/29/26	On Demand(1)	4.35	USD	12,654,266	12,657,324
Nomura International PLC	12/11/25	2/4/26	4.00	USD	14,688,000	14,771,232
Nomura International PLC	1/27/26	On Demand(1)	4.00	USD	36,227,181	36,243,282
Nomura International PLC	1/28/26	On Demand(1)	3.85	USD	18,104,688	18,110,497
Nomura International PLC	1/28/26	On Demand(1)	4.00	USD	17,434,518	17,440,330
Total						$891,535,337
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. At January 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $917,517,570.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2026.
Restricted Securities
At January 31, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$12,030,546
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	17,686,500
Total Restricted Securities			$21,600,000	$29,717,046

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $270,093,671, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$50,811,646	$1,357,266,009	$(1,137,983,984)	$ —	$ —	$270,093,671	$3,006,768	270,093,671
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 39,025,035	$ —	$ 39,025,035
Common Stocks	77,481,798	819,322,671*	—	896,804,469
Convertible Bonds	—	1,634,440	—	1,634,440
Credit Linked Notes	—	254,477,167	—	254,477,167
Foreign Corporate Bonds	—	460,701,198	0	460,701,198
Insurance Linked Securities	—	—	166,001,603	166,001,603
Loan Participation Notes	—	—	13,596,399	13,596,399
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	67,816,471	—	67,816,471
Sovereign Government Bonds	—	3,965,607,635	—	3,965,607,635
Sovereign Loans	—	92,577,296	—	92,577,296
U.S. Government Guaranteed Small Business Administration Loans	—	3,539,937	—	3,539,937
Short-Term Investments:
Affiliated Fund	270,093,671	—	—	270,093,671
Repurchase Agreements	—	455,806,088	—	455,806,088
Sovereign Government Securities	—	780,324,989	—	780,324,989
U.S. Treasury Obligations	—	112,962,076	—	112,962,076
Purchased Currency Options	—	12,076,403	—	12,076,403
Purchased Interest Rate Swaptions	—	6,425,016	—	6,425,016

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Put Options	$ 17,883,810	$ —	$ —	$ 17,883,810
Total Investments	$365,459,279	$7,072,296,422	$179,598,002	$7,617,353,703
Forward Foreign Currency Exchange Contracts	$ —	$ 100,768,667	$ —	$ 100,768,667
Futures Contracts	6,487,726	—	—	6,487,726
Swap Contracts	—	91,333,275	—	91,333,275
Total	$371,947,005	$7,264,398,364	$179,598,002	$7,815,943,371
Liability Description
Securities Sold Short	$(160,385,617)	$ (415,307,970)	$ —	$ (575,693,587)
Written Currency Options	—	(4,772,929)	—	(4,772,929)
Forward Foreign Currency Exchange Contracts	—	(68,968,280)	—	(68,968,280)
Futures Contracts	(24,218,363)	—	—	(24,218,363)
Swap Contracts	—	(118,740,396)	—	(118,740,396)
Total	$(184,603,980)	$ (607,789,575)	$ —	$ (792,393,555)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	3,870,549	(303,574)	3,566,975
Cost of purchases	—	88,262,282	—	88,262,282
Proceeds from sales, including return of capital	—	(7,234,241)	—	(7,234,241)
Accrued discount (premium)	—	—	63,806	63,806
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2026	$0	$166,001,603	$13,596,399	$179,598,002
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2026	$ —	$3,870,550	$(303,575)	$3,734,875
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2026:
Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0.0%	Increase
Loan Participation Notes	13,596,399	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.94%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.